Supplement dated February 25, 2005 to the
            Principal Investors Fund Prospectuses dated March 1, 2005


On February 24, 2005, the Board of Directors of the Principal Investors Fund ("PIF") unanimously approved the proposals listed below. Each of the Proposals will be submitted for shareholder approval at a Special Meeting of Shareholders of PIF, tentatively scheduled for May 2005. Additional information will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in April 2005.


Proposal 1.     Election of Board of Directors (all Funds).

Proposal 2.     Approval of a Subadvisory Agreement:

                A. With Columbus Circle Investors for the LargeCap Growth Fund and for the MidCap Growth Fund (applies only to the LargeCap Growth and the MidCap Growth Funds).

                B. With Barrow, Hanley, Mewhinney & Strauss for the MidCap Value Fund (applies only to the MidCap Value Fund).

                C. With Post Advisory Group, LLC for the Bond & Mortgage Securities Fund and for the Capital Preservation Fund (applies only to the Bond & Mortgage Securities and the Capital Preservation Funds).

                D. With Spectrum Asset Management, Inc. for the Bond & Mortgage Securities Fund, the Capital Preservation Fund, the Equity Income Fund and the High Quality Intermediate-Term Bond Fund (applies only to the Bond & Mortgage Securities, Capital Preservation, Equity Income and High Quality Intermediate-Term Bond Funds).

Proposal 3. Approval of reclassifying the investment objective of each Fund as a "nonfundamental policy which may be changed without shareholder approval (applies to all Funds).

Proposal 4. Approval of Amendments to the Fund's Articles of Incorporation to authorize the Board of Directors, without shareholder approval:

                (i) to approve combinations of Funds;

               (ii) to liquidate the assets attributable to a Fund or a class of shares and terminate the Fund or class of shares; and

              (iii) to designate a class of shares of a Fund as a separate series of the Fund (i.e., a Fund), all for purposes of facilitating future combinations of Funds that the Board of Directors determines are in the best interests of the affected shareholders (applies to all Funds).

Proposal 5.    Approval  of a  proposal  to permit  the  Manager  to select  and contract with subadvisers for certain Funds after approval by the
               Board of Directors  but without  obtaining  shareholder  approval
               (applies  only  to  the  Bond  &  Mortgage  Securities,   Capital
               Preservation,  Diversified International,  Government Securities,
               High Quality Intermediate-Term Bond, High Quality Long-Term Bond,
               High Quality  Short-Term Bond,  International  Emerging  Markets,
               International  Growth,  LargeCap Growth,  LargeCap S&P 500 Index,
               LargeCap  Value,  MidCap  Blend,  MidCap  Growth,  MidCap S&P 400
               Index,  MidCap Value, Money Market,  Principal LifeTime Strategic
               Income,   Principal  LifeTime  2010,   Principal  LifeTime  2020,
               Principal  LifeTime  2030,  Principal  LifeTime  2040,  Principal
               LifeTime 2050, Real Estate Securities,  SmallCap Blend,  SmallCap
               Growth, SmallCap S&P 600 Index and SmallCap Value Funds).

Proposal 6. Approval of changes to the fundamental investment restriction of the Funds that deals with borrowing (applies to all Funds).

Proposal  7.   Approval of a Reorganization providing for the combination of the
               High Quality  Intermediate  Term Bond Fund, a series of PIF, (the
               "Acquiring Fund") and the High Quality Longer Term Bond Fund, a series of PIF, (the "Acquired Fund"). Under the Reorganization, the Acquiring Fund will acquire substantially all of the assets and liabilities of the Acquired Fund. In exchange, shareholders of the Acquired Fund would receive shares of the same class of shares of the corresponding Acquiring Fund with an aggregate value equivalent to the aggregate net asset value of the Acquired
               Fund  shares  at the  time of the  transaction.  If the  proposed
               Reorganization is not approved by the shareholders of the Acquired Fund, the Board of Directors will need to consider other alternatives relating to the operations of the Acquired Fund and will take such action as it deems appropriate and in the best interests of the shareholders of that Fund.

Proposal 8. Approval to change the investment objective of the Capital Preservation Fund to "seek high income and capital preservation" and convert the Fund to an ultra short bond fund. (applies only to the Capital Preservation Fund).


The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any Fund, nor is it a solicitation of any proxy. For more information regarding any Principal Investors Fund, or to receive a free copy of the prospectus/information statement once it has been filed with the Securities and Exchange Commission and become effective, please call 1-800-247-4123. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Read the prospectus/proxy statement carefully before making any investment decisions.




                         PRINCIPAL INVESTORS FUND, INC.




                            INSTITUTIONAL CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



               The date of this Prospectus is March 1, 2005.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................

 Stable Funds
  Capital Preservation Fund.............................................

  High Quality Short-Term Bond Fund.....................................

  Money Market Fund.....................................................


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................

  Government Securities Fund............................................

  High Quality Intermediate-Term Bond Fund..............................

  High Quality Long-Term Bond Fund......................................


  High Yield............................................................

  Inflation Protection..................................................

  Preferred Securities Fund.............................................


 Moderate Funds
  Disciplined LargeCap Blend Fund .......................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth..............................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................


  Partners LargeCap Value Fund I........................................

  Partners LargeCap Value Fund II.......................................

  Partners MidCap Value Fund............................................

  Partners MidCap Value Fund I..........................................


 Aggressive Funds
  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................


  Partners MidCap Growth Fund II........................................

  Partners SmallCap Blend Fund..........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................


  Partners SmallCap Growth Fund III.....................................

  Partners SmallCap Value Fund..........................................

  Partners SmallCap Value Fund I........................................


  Partners SmallCap Value Fund II.......................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................

  SmallCap Value Fund...................................................


 Dynamic Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................

  International Growth Fund .............................................
  Partners Global Equity Fund

  Partners International Fund...........................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................92

  Principal LifeTime 2050 Fund..........................................94

  Principal LifeTime Strategic Income Fund..............................96


General Information

 The Costs of Investing................................................. 98

 Certain Investment Strategies and Related Risks........................ 99

 Management, Organization and Capital Structure......................... 103

 Pricing of Fund Shares................................................. 115

 Purchase of Fund Shares................................................ 116

 Redemption of Fund Shares.............................................. 116

 Exchange of Fund Shares................................................ 116

 Dividends and Distributions............................................ 116

 Fund Account Information............................................... 117

 Financial Highlights................................................... 117

Appendix A..............................................................141

Additional Information..................................................140

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")

.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century") .. Ark Asset Management Co., Inc. ("Ark Asset")

.. Columbus Circle Investors ("CCI")
.. Federated Investment Management Company ("Federated")
.. Fidelity Management & Research Company ("FMR")

.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Morgan Stanley Investment Management Inc. doing business as Morgan Stanley
  Asset Management ("MSAM")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Putnam Investment Management, LLC ("Putnam")
.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, Principal, Principal - REI, Spectrum, Princor Financial Services Corporation ("Princor") and Principal Life are members of the Principal Financial Group/(R)/.

INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. Eligible purchasers are limited to:
  . separate accounts of Principal Life;
  . Principal Life or any of its subsidiaries or affiliates;
  . funds distributed by Princor Financial Services Corporation ("Princor") if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  . the State of Iowa Section 529 College Savings Plan Trust; and
  . clients of Principal Global Investors, LLC.

  . wrap programs sponsored by Princor;
  . certain pension plans; and
  . certain institutional clients that have been approved by Principal Life
    Insurance Company for purposes of providing plan record keeping
The Manager reserves the right to broaden or limit this designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:

.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Capital Preservation Fund or the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
    . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   4.15
2003    3.11
2004    2.50


                               TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                               1-800-547-7754.


Year-to-date return as of December 31, 2004 for the Institutional Class is 2.50%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS...     2.50          N/A            N/A             3.45
 * The Fund's SEC effective date was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    7.67
2003    2.87
2004    1.22



                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ3 '01 3.86%
                              LOWEST  Q2 '04  -1.58%


Year-to-date return as of December 31, 2004 for the Institutional Class is 1.22%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..          1.22              N/A           N/A             4.28
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index ................         1.85             6.21          6.51
 Morningstar Short-Term
 Bond Category Average          1.60             4.91          5.52
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    1.49
2003    0.80
2004    1.01


                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


Year-to-date return as of December 31, 2004 for the Institutional Class is 1.01%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..      1.01          N/A            N/A             1.66
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES*

                                          INSTITUTIONAL
                                              CLASS
 Management Fees..................            0.40%
                                              ----
     TOTAL FUND OPERATING EXPENSES            0.40%
 *The Manager has voluntarily agreed to limit the expenses paid by the Fund through the period ending July 31, 2004. It will pay expenses normally payable by the Fund to the extent necessary to assure that the net asset value of the Fund's shares does not fall to less than one dollar.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

During the fiscal year ended October 31, 2004, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):


54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A




MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration .




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    9.27
2003    4.04
2004    4.75


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q3 '01   4.20%
                              LOWEST  Q2 '04  -2.30%


Year-to-date return as of December 31, 2004 for the Institutional Class is 4.75%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..          4.75              N/A           N/A             5.86
 Lehman Brothers
 Aggregate Bond Index .         4.34             7.71          7.72
 Morningstar
 Intermediate-Term Bond
 Category Average......         3.81             6.83          6.92
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.55%
 Other Expenses                     0.04
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.59%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $60   $189  $329  $738

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    8.77
2003    1.70
2004    3.55


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHEST Q3 '01 4.18%
                              LOWEST  Q2 '04  -1.55%


Year-to-date return as of December 31, 2004 for the Institutional Class is 3.55%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR     PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..         3.55              N/A           N/A             4.94
 Lehman Brothers
 Government/Mortgage
 Index.................        4.08             7.30          7.48
 Morningstar
 Intermediate
 Government Category
 Average ..............        3.39             6.31          6.47
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

HIGH YIELD FUND
The Fund seeks high current income.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, convertible securities, preferred securities, asset-backed securities and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are common known as "junk bonds." These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

The Fund invests its assets in securities rated Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Fund does not invest in securities rated below Caa3 (Moody's) or below CCC- (S&P) at the time of purchase. The Statement of Additional Information contains descriptions of the securities rating categories.The Sub-Advisor, Post, applies its investment process based on the belief that superior performance is achieved by identifying three specific attributes:
.. value identification - seeking complex, not closely followed and/or misunderstood credits which have the highest probability of being mispriced by the consensus view. Post looks for what it believes are inefficiencies between the actual value and market price of securities.
.. downside protection based on qualitative analysis - analyzing the potential downside risk of each investment and continuous monitoring of the investment portfolio to attempt to keep unexpected negatives to a minimum.
.. portfolio diversification - maintaining exposure and diversification limits by issue, issuer, security type, duration, maturity and credit rating.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.

Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a two to six-year time frame based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

As the inception date of the Fund is December 13, 2004, historical performance is not available.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.65%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk maybe mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six-years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As the inception date of the Fund is December 13, 2004, historical performance is not available.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration .




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October
31, 2004 was 152.5%.

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    9.91
2003    3.75
2004    4.33


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q3 '02  4.68%
                              LOWEST  Q2 '04  -2.22%


Year-to-date return as of December 31, 2004 for the Institutional Class is 4.33%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..          4.33             6.00           N/A             0.00
 Lehman Brothers
 Aggregate Bond Index .         4.34             7.71          7.72
 Morningstar
 Intermediate-Term Bond
 Category Average......         3.81             6.83          6.92
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
 Other Expenses...............      0.03
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.43%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $44   $138  $241  $542

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is greater than six-years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    11.18
2003    4.26
2004    4.92


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q3 '02  6.10%
                              LOWEST  Q2 '04  -3.29%


Year-to-date return as of December 31, 2004 for the Institutional Class is 4.92%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR       PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           4.92                N/A           N/A             6.51
 Lehman Brothers
 Government/Credit Bond
 Index.................          4.19               8.00          7.80
 Morningstar Long-Term
 Bond Category Average           6.28               8.63          8.18
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

PREFERRED SECURITIES
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers.

The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. Spectrum believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if Spectrum's judgment proves incorrect.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2003    10.72
2004    4.36


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  5.55%
                              LOWEST  Q2 '04  -5.26%


Year-to-date return as of December 31, 2004 for the Institutional Class is 4.36%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..          4.36              N/A           N/A             7.50
 Lehman Brothers
 Aggregate Bond Index .         4.34             7.71          7.72
 Morningstar
 Intermediate-Term Bond
 Category Average......         3.81             6.83          6.92
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was May 1, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.75%
                                ----
            TOTAL EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 95% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2004 this range was between approximately $749 million and $385.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process is designed to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2003    28.32
2004    12.84


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  14.99%
                              LOWEST  Q1 '03  -3.30%


Year-to-date return as of December 31, 2004 for the Institutional Class is 12.84%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            12.84                N/A            N/A           20.30
 S&P 500 Index ........           10.87              -2.30          12.07
 Morningstar Large
 Blend Category Average            9.96              -1.77          10.42
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.60%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      0.60%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $61   $192  $335  $750

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2004 this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.


The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -28.30
2003    24.89
2004    9.35


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ4 '0113.59%
                              LOWEST Q3 '01-18.58%


Year-to-date return as of December 31, 2004 for the Institutional Class is 9.35%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS...           9.35                 N/A           N/A            -3.76
 Russell 1000 Growth
 Index ................           6.30               -9.29          9.59
 Morningstar Large
 Growth Category
 Average ..............           7.64               -7.64          9.00
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.55%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.55%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $56   $176  $307  $689

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2004, the market capitalization range of the Index was between approximately $749 million and $385.9 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -22.27
2003    28.06
2004    10.67


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  15.22%
                              LOWEST  Q3 '02  -17.29%


Year-to-date return as of December 31, 2004 for the Institutional Class is 10.67%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            10.67                N/A            N/A            0.73
 S&P 500 Index ........           10.87              -2.30          12.07
 Morningstar Large
 Blend Category Average            9.96              -1.77          10.42
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.15%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2004 this range was between approximately $495 million and $385.2 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October

31, 2004 was 228.4%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -12.92
2003    25.48
2004    12.40


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  15.31%
                              LOWEST  Q3 '02  -15.10%


Year-to-date return as of December 31, 2004 for the Institutional Class is 12.40%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            12.40                N/A            N/A            4.44
 Russell 1000 Value
 Index ................           16.49               5.27          13.83
 Morningstar Large
 Value Category Average           12.91               4.35          11.35
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.45%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.45%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $46   $144  $252  $567

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October
31, 2004 was 225.4%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -8.01
2003    28.21
2004    16.58


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  14.96%
                              LOWEST  Q3 '02  -12.69%


Year-to-date return as of December 31, 2004 for the Institutional Class is 16.58%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           16.58                N/A            N/A           10.12
 Russell Midcap Value
 Index ................          23.71              13.48          15.72
 Morningstar Mid-Cap
 Value Category Average          17.90              11.41          13.40
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
 Other Expenses...............      0.02
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.67%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $68   $214  $373  $835

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2004 this range was between approximately $749 million and $385.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the Standard & Poor's 500 Stock Index ("S&P 500 Index"). Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Futures and options may be employed from time to time to manage flows of cash into and out of the Fund. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -7.13
2002    -16.28
2003    23.93
2004    10.38


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  14.21%
                              LOWEST  Q3 '02  -15.44%


The year-to-date return as of December 31, 2004 for the Institutional Class is 10.38%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            10.38                N/A            N/A            2.00
 S&P 500 Index ........           10.87              -2.30          12.07
 Morningstar Large
 Blend Category Average            9.96              -1.77          10.42
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund. Though the percentages are not fixed, GSAM manages approximately 70% of the Fund's assets and Wellington Management approximately 30% of the Fund's assets.


MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2004, the range was between approximately $749 million and $385.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the bench mark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -24.89
2003    27.98
2004    11.05


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  14.26%
                              LOWEST  Q3 '02  -17.56%


Year-to-date return as of December 31, 2004 for the Institutional Class is 11.05%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            11.05                N/A            N/A           -0.83
 S&P 500 Index ........           10.87              -2.30          12.07
 Morningstar Large
 Blend Category Average            9.96              -1.77          10.42
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.45%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.45%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $46   $144  $252  $567

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

GMO will become the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2003    23.50
2004    2.67



                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  11.69%
                              LOWEST  Q3 '04  -5.38%


Year-to-date return as of December 31, 2004 for the Institutional Class is 2.67%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..             2.67                N/A            N/A           12.58
 Russell 1000 Growth
 Index ................            6.30              -9.29           9.59
 S&P 500 Index ........           10.87              -2.30          12.07
 Morningstar Large
 Growth Category
 Average ..............            7.64              -7.64           9.00
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in the Russell 1000 Growth Index (as of December 31, 2004, this range was between approximately $495 million and $385.2 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October

31, 2004 was 157.8%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -14.32
2002    -27.76
2003    24.014
2004    9.25


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ4 '0112.90%
                              LOWEST Q1 '01-18.00%


The year-to-date return as of December 31, 2004 for the Institutional Class is 9.25%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            9.25                 N/A           N/A            -5.63
 Russell 1000 Growth
 Index ................           6.30               -9.29          9.59
 Morningstar Large
 Growth Category
 Average ..............           7.64               -7.64          9.00
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.



FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2004, the range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rule of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the

Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund(e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -17.88
2002    -25.95
2003    26.08
2004    9.31


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ4 '0114.51%
                              LOWEST Q1 '01-19.60%


The year-to-date return as of December 31, 2004 for the Institutional Class is 9.31%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            9.31                 N/A           N/A            -5.64
 Russell 1000 Growth
 Index ................           6.30               -9.29          9.59
 Morningstar Large
 Growth Category
 Average ..............           7.64               -7.64          9.00
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2004, this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    5.53
2002    -13.58
2003    27.48
2004    13.32


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  15.59%
                              LOWEST  Q3 '02  -18.45%


The year-to-date return as of December 31, 2004 for the Institutional Class is 13.32%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            13.32                N/A            N/A            8.27
 Russell 1000 Value
 Index ................           16.49               5.27          13.83
 Morningstar Large
 Value Category Average           12.91               4.35          11.35
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.80%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.80%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $82   $255  $444  $990

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2004 this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

As the inception date of the Fund is June 1, 2004, limited historical performance is available.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..              N/A                N/A            N/A           12.63
 Russell 1000 Value
 Index ................           16.49               5.27          13.83
 Morningstar Large
 Value Category Average           12.91               4.35          11.35
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was June 1, 2004.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.80%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.80%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $82   $255  $444  $990

PARTNERS LARGECAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Index (as of December 31, 2004, this range was between approximately $0.495 billion and $385.2 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their stock price has gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the Sub-Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

As the inception date of the Fund is December 13, 2004, historical performance is not available.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.85%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.85%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $87   $271  $471  $1,049

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -1.78
2002    -9.91
2003    35.96
2004    22.56


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '03  14.72%
                              LOWEST  Q3 '02  -14.42%


The year-to-date return as of December 31, 2004 for the Institutional Class is 22.56%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           22.56                N/A            N/A           11.72
 Russell Midcap Value
 Index ................          23.71              13.48          15.72
 Morningstar Mid-Cap
 Value Category Average          17.90              11.41          13.40
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2004, the range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2004    25.69


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '04  12.82%
                              LOWEST  Q3 '04  1.09%


Year-to-date return as of December 31, 2004 for the Institutional Class is 25.69%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           25.69                N/A            N/A           25.57
 Russell Midcap Value
 Index ................          23.71              13.48          15.72
 Morningstar Mid-Cap
 Value Category Average          17.90              11.41          13.40
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was December 15, 2003.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells
Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -8.47
2003    32.67
2004    17.65


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  14.30%
                              LOWEST Q3 '01-10.63%


Year-to-date return as of December 31, 2004 for the Institutional Class is 17.65%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           17.65                N/A            N/A           10.21
 Russell Midcap Index .          20.22               7.59          14.50
 Morningstar Mid-Cap
 Blend Category Average          16.00               7.18          13.16
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.65%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October
31, 2004 was 324.2%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -40.47
2003    32.75
2004    10.47

                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ4 '0135.67%
                              LOWEST Q3 '01-36.43%


Year-to-date return as of December 31, 2004 for the Institutional Class is 10.47%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           10.47                N/A            N/A           -7.13
 Russell Midcap Growth
 Index ................          15.48              -3.36          11.23
 Morningstar Mid-Cap
 Growth Category
 Average ..............          12.93              -3.42          10.25
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.65%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2004, the market capitalization range of the Index was between approximately $344 million and $9.4 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -15.26
2003    35.15
2004    16.18


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01  17.77%
                              LOWEST  Q3 '02  -16.70%


Year-to-date return as of December 31, 2004 for the Institutional Class is 16.18%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           16.18                N/A            N/A            8.72
 S&P MidCap 400 Index .          16.47               9.53          16.09
 Morningstar Mid-Cap
 Blend Category Average          16.00               7.18          13.16
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.15%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October

31, 2004 was 163.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -31.87
2003    48.59
2004    12.30


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ4 '0124.96%
                              LOWEST Q3 '01-31.34%


Year-to-date return as of December 31, 2004 for the Institutional Class is 12.30%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           12.30                N/A            N/A            0.00
 Russell Midcap Growth
 Index ................          15.48              -3.36          11.23
 Morningstar Mid-Cap
 Growth Category
 Average ..............          12.93              -3.42          10.25
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2004    11.99


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '04  12.89%
                              LOWEST  Q3 '04  -3.69%


Year-to-date return as of December 31, 2004 for the Institutional Class is 11.99%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                              PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..           11.99                N/A            N/A           12.10
 Russell Midcap Growth
 Index ................          15.48              -3.36          11.23
 Morningstar Mid-Cap
 Growth Category
 Average ..............          12.93              -3.42          10.25
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was December 15, 2003.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS MIDCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2004, this range was between approximately $631 million and $33.84 billion for the Russell Midcap Index and between approximately $344 million and $9.4 billion for the S&P MidCap
400).

FMR may also invest the Fund's assets in companies with smaller or larger market capitalizations. FMR invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. FMR considers the Fund's security, industry, and market capitalization weightings relative to the Index.


FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, FMR may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


ADDITIONAL RISKS

.. INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund's purchase of shares issued in
  IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
.. HEDGING STRATEGIES. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.
.. HIGH YIELD SECURITIES. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)

.. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of the Fund is December 13, 2004, historical performance is not available.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of December 31, 2004, this range was between approximately $69 million and $4.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2003    44.41
2004    22.46


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  22.12%
                              LOWEST  Q1 '03  -4.70%


Year-to-date return as of December 31, 2004 for the Institutional Class is 22.46%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            22.46                N/A            N/A           33.00
 S&P SmallCap 600 Index           22.64              11.59          14.28
 Morningstar Small
 Blend Category Average           18.86              11.84          13.10
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2004, the range was between approximately $59 million and $3.6 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -13.93
2002    -40.51
2003    47.36
2004    14.61


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ4 '0127.26%
                              LOWEST Q3 '01-26.55%


The year-to-date return as of December 31, 2004 for the Institutional Class is 14.61%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            14.61                N/A            N/A           -2.56
 Russell 2000 Growth
 Index ................           14.31              -3.57           7.12
 Morningstar Small
 Growth Category
 Average ..............           12.09              -0.55          10.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.10%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.


MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2004, this range was between approximately $59 million and $3.6 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -20.45
2002    -24.63
2003    45.09
2004    11.08


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST  Q4 '01  29.90%
                              LOWEST   Q3 '01 -31.17%


The year-to-date return as of December 31, 2004 for the Institutional Class is 11.08%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            11.08                N/A            N/A           -3.95
 Russell 2000 Growth
 Index ................           14.31              -3.57           7.12
 Morningstar Small
 Growth Category
 Average ..............           12.09              -0.55          10.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.



FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of December 31, 2004, the range was between approximately $42 million and $7.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of the Fund is June 1, 2004, limited historical performance data is available.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..              N/A                N/A            N/A            8.20
 Russell 2500 Growth
 Index ................           14.59              -2.32           9.66
 Morningstar Small
 Growth Category
 Average ..............           12.09              -0.55          10.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was June 1, 2004.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.10%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

The Manager has selected Ark Asset and LA Capital as sub-advisors to the Fund.



MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -10.16
2003    37.88
2004    17.92


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  19.42%
                              LOWEST  Q3 '02  -20.90%


Year-to-date return as of December 31, 2004 for the Institutional Class is 17.92%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            17.92                N/A            N/A           14.59
 Russell 2000 Value
 Index ................           22.25              17.23          15.17
 Morningstar Small
 Value Category Average           20.58              15.81          15.01
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                             1     3     5      10
 INSTITUTIONAL CLASS                      $102  $318  $552  $1,225

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2004, this range was between approximately $80 million and $3 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include Morgan's dividend discount model rankings, price-to-cashflow, earnings revisions, as well as positive price momentum. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the Fund will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Fund.


The Fund may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2003    50.27
2004    23.18


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  23.26%
                              LOWEST  Q1 '03  -4.37%


Year-to-date return as of December 31, 2004 for the Institutional Class is 23.18%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            23.18                N/A            N/A           36.47
 Russell 2000 Value
 Index ................           22.25              17.23          15.17
 Morningstar Small
 Value Category Average           20.58              15.81          15.01
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS SMALLCAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies which the Sub-Advisor, Dimensional, believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 8% of the domestic market universe of operating companies at the time of purchase to be small companies. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

As the inception date of the Fund is June 1, 2004, limited historical performance data is available.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..              N/A                N/A            N/A           17.45
 Russell 2000 Value
 Index ................           22.25              17.23          15.17
 Morningstar Small
 Value Category Average           20.58              15.81          15.01
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was June 1, 2004.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As Principal allocates more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    7.86
2003    38.38
2004    34.11


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '04  17.53%
                              LOWEST  Q2 '04  -7.28%


Year-to-date return as of December 31, 2004 for the Institutional Class is 34.11%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR     PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..         34.11             N/A            N/A           23.49
 Morgan Stanley REIT
 Index ................        31.49           21.67          14.42
 Morningstar Specialty
 - Real Estate Category
 Average ..............        31.88           21.36          15.10
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.85%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.85%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $87   $271  $471  $1,049

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2004, this range was between approximately $59 million and $3.6 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -17.07
2003    42.91
2004    16.46


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  19.83%
                              LOWEST  Q3 '02  -16.14%


Year-to-date return as of December 31, 2004 for the Institutional Class is 16.46%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            16.46                N/A            N/A           12.14
 Russell 2000 Index ...           18.33               6.61          11.54
 Morningstar Small
 Blend Category Average           18.86              11.84          13.10
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2004, the range was between approximately $59 million and $3.6 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October
31, 2004 was 194.9%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -39.19
2003    48.44
2004    14.70


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01  33.67%
                              LOWEST  Q3 '01 -33.10%


Year-to-date return as of December 31, 2004 for the Institutional Class is 14.70%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            14.70                N/A            N/A            0.38
 Russell 2000 Growth
 Index ................           14.31              -3.57           7.12
 Morningstar Small
 Growth Category
 Average ..............           12.09              -0.55          10.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2004, the market capitalization range of the Index was between approximately $69 million and $4.9 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -14.90
2003    38.24
2004    22.34


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ4 '0120.55%
                              LOWEST  Q3 '02  -18.65%


Year-to-date return as of December 31, 2004 for the Institutional Class is 22.34%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            22.34                N/A            N/A           12.33
 S&P SmallCap 600 Index           22.64              11.59          14.28
 Morningstar Small
 Blend Category Average           18.86              11.84          13.10
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.15%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2004, this range was between approximately $80 million and $3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Principal, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.



Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October
31, 2004 was 163.5%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -2.63
2003    43.64
2004    19.96


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  23.22%
                              LOWEST  Q3 '02  -16.10%


Year-to-date return as of December 31, 2004 for the Institutional Class is 19.96%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS...           19.96                N/A            N/A           17.59
 Russell 2000 Value
 Index ................           22.25              17.23          15.17
 Morningstar Small
 Value Category Average           20.58              15.81          15.01
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October

31, 2004 was 160.2%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -16.38
2003    33.98
2004    20.23


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '03  17.71%
                              LOWEST  Q3 '02  -18.68%


Year-to-date return as of December 31, 2004 for the Institutional Class is 20.23%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..         20.23              N/A           N/A             3.14
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........        20.25            -1.13          5.62
 Morningstar Foreign
 Large Blend Category
 Average ..............        17.59            -2.93          6.39
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.90%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.90%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $92   $287  $498  $1,108

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -6.82
2003    56.95
2004    25.91


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ4 '0126.86%
                              LOWEST Q3 '01-23.81%


Year-to-date return as of December 31, 2004 for the Institutional Class is 25.91%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                           PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..        25.91            N/A           N/A            15.83
 MSCI Emerging Markets
 Free Index - ID ......       22.45           2.09          0.98
 Morningstar
 Diversified Emerging
 Markets Category
 Average ..............       23.75           4.29          4.71
  Index performance does not reflect
  deductions for fees, expenses or
  taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.35%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.35%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $137  $428  $739  $1,624

INTERNATIONAL GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October
31, 2004 was 156.2%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -21.06
2002    -16.18
2003    38.97
2004    22.78


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  18.41%
                              LOWEST  Q3 '02  -21.38%


The year-to-date return as of December 31, 2004 for the Institutional Class is 22.78%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..         22.78              N/A           N/A             2.93
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........        20.25            -1.13          5.62
 Morningstar Foreign
 Large Growth Category
 Average ..............        15.58            -5.72          5.18
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS GLOBAL EQUITY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of the Fund is March 1, 2005 historical performance data is not available.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)


 FUND OPERATING EXPENSES

                                                           INSTITUTIONAL CLASS
 Management Fees........................................          0.95%
                           TOTAL FUND OPERATING EXPENSES          0.95%

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                 $97   $303  $525  $1,166

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund normally invests primarily in non-U.S. securities. The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2004    20.49


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '04  14.66%
                              LOWEST  Q3 '04  -0.28%


Year-to-date return as of December 31, 2004 for the Institutional Class is 20.49%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..         20.49              N/A           N/A            20.97
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........        20.25            -1.13          5.62
 Morningstar Foreign
 Large Blend Category
 Average ..............        17.59            -2.93          6.39
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was December 15, 2003.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.10%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund is weighted toward underlying funds that invest in fixed-income securities (see table below), the Fund is more subject to the risk of interest rate changes and credit risk than to the risks associated with a stock funds. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION

As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -4.45
2003    18.79
2004    11.76


                              The Fund's highest/lowest quarterly returns
                              during this time
                              period were:
                               HIGHEST Q2 '03  8.72%
                               LOWEST  Q3 '02  -5.44%


Year-to-date return as of December 31, 2004 for the Institutional Class is 11.76%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR     PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..         11.76           N/A              N/A            6.67
 S&P 500 Index ........        10.87            -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .         4.34             7.71          7.72
 Morningstar
 Conservative
 Allocation Category
 Average ..............         5.71             3.80          7.87
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund is weighted toward underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with stock funds than to the risk of interest rate changes and credit risk. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION

As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -7.00
2003    21.58
2004    12.32


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  10.34%
                              LOWEST  Q3 '02  -7.56%


Year-to-date return as of December 31, 2004 for the Institutional Class is 12.32%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                             PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..          12.32            N/A              N/A            6.62
 S&P 500 Index ........         10.87             -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .          4.34              7.71          7.72
 Morningstar Moderate
 Allocation Category
 Average ..............          8.62              2.17          9.24
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund is weighted toward underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with stock funds than to the risk of interest rate changes and credit risk. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION

As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -10.05
2003    23.31
2004    12.83


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  11.44%
                              LOWEST  Q3 '02  -9.97%


Year-to-date return as of December 31, 2004 for the Institutional Class is 12.83%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                             PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..          12.83            N/A              N/A            5.95
 S&P 500 Index ........         10.87             -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .          4.34              7.71          7.72
 Morningstar Moderate
 Allocation Category
 Average ..............          8.62              2.17          9.24
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund is heavily weighted toward underlying funds that invest in equity securities (see table below), the Fund is subject to the risks associated with stock funds. The Fund also invests to a limited degree in underlying funds that invest in fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS

.. Interest rate changes. The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)

.. U.S. Government Sponsored Securities. The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION

As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -12.61
2003    24.48
2004    13.00


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  12.49%
                              LOWEST  Q3 '02  -12.08%


Year-to-date return as of December 31, 2004 for the Institutional Class is 13.00%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                             PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..          13.00            N/A              N/A            5.97
 S&P 500 Index ........         10.87             -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .          4.34              7.71          7.72
 Morningstar Moderate
 Allocation Category
 Average ..............          8.62              2.17          9.24
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund primarily invests in underlying funds that invest in equity securities (see table below), the primarily risks of the Fund are those associated with stock funds. The Fund also invests in fixed-income underlying funds. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS

.. Interest rate changes. The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)

.. U.S. Government Sponsored Securities. The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION

As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -15.72
2003    26.44
2004    13.29


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  13.63%
                              LOWEST  Q3 '02  -14.68%


Year-to-date return as of December 31, 2004 for the Institutional Class is 13.29%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                               PAST 1 YEAR        PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..            13.29              N/A              N/A            4.70
 S&P 500 Index ........           10.87               -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .            4.34                7.71          7.72
 Morningstar Large
 Blend Category Average            9.96               -1.77         10.42
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. As the Fund invests primarily in underlying funds that invest in fixed-income securities (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. The Fund may also invest in underlying funds which invest primarily in equity securities.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing.Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolio. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.

.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). Purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION

As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -1.69
2003    15.29
2004    11.06


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  7.04%
                              LOWEST  Q3 '02  -3.33%


Year-to-date return as of December 31, 2004 for the Institutional Class is 11.06%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                            PAST 1 YEAR     PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..         11.06           N/A              N/A            6.67
 S&P 500 Index ........        10.87            -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .         4.34             7.71          7.72
 Morningstar
 Conservative
 Allocation Category
 Average ..............         5.71             3.80          7.87
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR


 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Institutional Class of the Funds does not pay any fees other than those described below and does not pay any other expenses.

ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest up to 5% of its assets in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities and High Yield Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

The Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth,
Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies.The other Funds (except Government Securities Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES

The Funds (except the Government Securities Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Capital Preservation, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, High Yield,Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities and Real Estate Securities Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund (other than the Capital Preservation Fund or the Money
Market Fund each which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the FUND/ACCOUNTs may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each Lifetime Fund's (except the LifeTime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the underlying funds as well as directly incurring expenses. Therefore, investment in a LifeTime Fund is more costly than investing directly in the underlying funds.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Capital

Preservation Fund or the Money Market Fund because of the short maturities of the securities in which each invests. No turnover rates are calculated for the Partners Global Equity, Partners International Fund, Partners MidCap Growth

Fund I, Partners MidCap Value Fund I, Partners SmallCap Blend Fund and Partners SmallCap Value Fund I as they have been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $538.0 billion in assets as of December 31, 2004. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working towards a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr.

Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance Capital in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Mark Mallon
                                        Charles A. Ritter

BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.






CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2004, Ark Asset managed $15.5 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.

WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox





CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2004, Dimensional managed approximately $65 billion in assets.

Investment strategy decisions for the Partners SmallCap Value Fund II are made by the Investment Committee of the Sub-Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily composed of officers and directors of the Sub-Advisor who are elected annually. The Sub-Advisor provides the Fund with a trading department and selects brokers and dealers to effect securities transactions.



SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears





KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald

Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-subadvisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2004, FMR managed approximately $10.1 billion in discretionary assets. As of December 31, 2004, FMRC managed approximately $1.1 trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam




BAHAA W. FAM . Since joining Fidelity Investments in 1994, Mr. Fam has worked as a senior quantitative analyst and manager.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is vice president of FMR and FMRC. He has worked as a portfolio manager since joining FMR in 1989. He has been portfolio manager of the Fund since its inception in December 2003. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2004, GMO managed $81.5 billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy




CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.

ROBERT SOUCY . Mr. Soucy is the Director of U.S. equity management and is responsible for all U.S. quantitative equities portfolio management at GMO. Prior to joining GMO, he served as a research engineer with Scientific Systems, Inc. Mr. Soucy earned his BS from the University of Massachusetts at Amherst.



SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R.Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger





DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.


ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.



LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan") a bank holding company. JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients.

         As of December 31, 2004, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $791 billion.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Nigel Emmett
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl





MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in the Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Vice President of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.




NIGEL EMMETT, CFA . Managing director of Morgan. Mr. Emmett is a senior client portfolio manager for the International Equity Group and heads the group's efforts in North America. An employee since 1997, he was previously with Brown Brothers Harriman in New York, and with Gartmore Investment Management and Equitable Life Assurance in London. Mr. Emmett obtained a BA in Economics from Manchester University and is a CFA Charterholder.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of the Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2004, LA Capital had assets under management of approximately $3.2 billion.

Day-to-day portfolio management of the Partners SmallCap Value Fund is performed by an investment management team at Los Angeles Capital Management and Equity Research, Inc. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.

SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $5.6 billion as of December 31, 2004.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Ronald A. Sauer




STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004, Mellon Equity managed approximately $20.1 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Mark W. Sikorski





RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity Associates LLP. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Portfolio Manager of The Dreyfus Corporation and Senior Vice President of Mellon Equity Associates LLP (an affiliate of The Dreyfus Corporation) since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.

MARK W. SIKORSKI, CFA . Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in Finance from the University of Bridgeport and his BS in Electrical Engineering from Duke University. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        David M. DiDomenico
                                        Andrew Wellington





DAVID M. DIDOMENICO . Mr. DiDomenico is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an Associate Portfolio Manager of the fund since December 2003 and prior to that was an analyst dedicated to the fund since 2002. He held a position at a private equity firm from 1999 to 2002. Prior to 1999 he was an analyst at another investment firm. Mr. DiDomenico holds a MBA from Stanford University as well as a BA in Political Science from the Harvard University.



ANDREW WELLINGTON . Portfolio Manager, Neuberger Berman, since 2001. Mr. Wellington earned a BS from the University of Pennsylvania, Wharton School of Business. He has 12 years of industry experience.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2004, Post had $6.4 billion in asset under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           High Yield                   Scott Klein
                                        Lawrence A. Post
                                        Allan Schweitzer




SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post founded Post Advisory Group in 1992. Post was purchased by Principal in 2004. Mr. Post has over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.

ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Capital Preservation                 Tracy Reeg
                                                Alice Robertson
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           High Quality Long-Term Bond          Martin J. Schafer
           High Quality Short-Term Bond         Craig Dawson
                                                Martin J. Schafer
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
           MidCap Value                         Jeff Schwarte
                                                Dirk Laschanzky
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           SmallCap Blend                       Todd Sanders
           SmallCap S&P 600 Index               Dirk Laschanzky
           SmallCap Growth                      Chris D. Guinther
           SmallCap Value                       Thomas Morabito

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal Global Investors. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal Global Investors. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He is manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.




CHRIS D. GUINTHER . As a portfolio manager at Principal, Mr. Guinther serves as the lead portfolio manager for the firm's small-cap growth portfolios. Prior to joining Principal in 2003, Mr. Guinther was a portfolio manager at Banc One Investment Advisors. Prior to that, Mr. Guinther served as a small-cap analyst at Banc One and an investment analyst with Peoples Banking and Trust Co. He received a Bachelor's degree in Business Administration from Ohio University.

CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. He is also responsible for coordinating portfolio rebalancing and the application of the Principal Global Investors' Global Research Platform. Previously, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in Economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal Global Investors. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research
(AIMR). He also has the NASD Series 7 license.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal Global Investors' global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2004, Principal - REI, together with its affiliated asset management companies, had approximately $28.2 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2004, Spectrum, together with its affiliated asset management companies, had approximately $12.4 billion in asset under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.

SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 67 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps





ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the Equity Steering Committee. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since

1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Thomas M. Cole,
                                        Thomas J. Digenan and John C.
                                        Leonard. No member of the
                                        investment management team is
                                        primarily responsible for making
                                        recommendations for portfolio
                                        purchases.

           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.





PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier





MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:

       Bond & Mortgage                      Partners LargeCap Value
       Securities                 0.55%     I                            0.80%
       Capital Preservation       0.40%     Partners MidCap Growth       1.00%
       Disciplined LargeCap
       Blend                      0.60%     Partners MidCap Growth I     1.00%
       Diversified
       International              0.90%     Partners MidCap Value        1.00%
       Government Securities      0.40%     Partners SmallCap Blend      1.00%
       High Quality                         Partners SmallCap Growth
       Intermediate-Term Bond     0.40%     I                            1.10%
       High Quality Long-Term               Partners SmallCap Growth
       Bond                       0.40%     II                           1.00%
       High Quality Short-Term              Partners SmallCap Growth
       Bond                       0.40%     III                          1.10%
       International Emerging
       Markets                    1.35%     Partners SmallCap Value      1.00%
                                            Partners SmallCap Value
       International Growth       1.00%     I                            1.00%
                                            Partners SmallCap Value
       LargeCap Growth            0.55%     II                           1.00%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2010    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2020    0.1225%
       MidCap Blend               0.65%     Principal LifeTime 2030    0.1225%
       MidCap Growth              0.65%     Principal LifeTime 2040    0.1225%
       MidCap S&P 400 Index       0.15%     Principal LifeTime 2050    0.1225%
                                            Principal LifeTime
       MidCap Value               0.65%     Strategic Income           0.1225%
       Money Market               0.40%     Preferred Securities         0.75%
       Partners LargeCap Blend    0.75%     Real Estate Securities       0.85%
       Partners LargeCap Blend
       I                          0.45%     SmallCap Blend               0.75%
       Partners LargeCap Growth   1.00%     SmallCap Growth              0.75%
       Partners LargeCap Growth
       I                          0.75%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Growth
       II                         1.00%     SmallCap Value               0.75%
       Partners LargeCap Value    0.80%

The following Funds have each entered into agreements with the Manager under which the Fund will pay the Manager (an annual rate calculated as a percentage of the average daily net assets) as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
High Yield                       0.65%       0.63%       0.61%        0.60%
Inflation Protection             0.40        0.38        0.36         0.35
Partners Global Equity           0.95        0.93        0.91         0.90
Partners LargeCap Value II       0.85        0.83        0.81         0.80
Partners MidCap Growth II        1.00        0.98        0.96         0.95




The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The Partners International,Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners

MidCap Growth I,Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend,Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value and Partners SmallCap Value IFunds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Capital Preservation Fund or the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Capital Preservation Fund or the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Capital Preservation Fund or the Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Institutional Class shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.


The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.


REDEMPTION OF FUND SHARES

You may redeem shares of the Funds upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law


EXCHANGE OF FUND SHARES

Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

DIVIDENDS AND DISTRIBUTIONS


The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-
Term Bond,, High Quality Short-Term Bond and Inflation Protection Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of each month.

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income four times per year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Funds (other than the Capital Preservation and Money Market Funds) is the last business day of March, June, September and December.


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Funds (other than the Capital Preservation and Money Market Funds) is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


The Capital Preservation and Money Market Fund do not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


FUND ACCOUNT INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the Funds by;
  . forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and

.. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
.. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of exchanges during a year;
.. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse exchange. We will give you notice in writing in this instance.


SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s); .. to change ownership of an account;
.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from audited financial statements that were audited by Ernst & Young LLP.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003      2002    2001/(B)/
                            ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.70     $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.40       0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20       0.11     (0.02)    0.35
                            ----       ----     -----     ----
 Total From Investment
            Operations      0.60       0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.40)     (0.42)    (0.50)   (0.38)
 Distributions from
  Realized Gains......        --         --     (0.06)      --
 ------                                         -----
   Total Dividends and
         Distributions     (0.40)     (0.42)    (0.56)   (0.38)
                           -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.90     $10.70    $10.63   $10.71
                          ======     ======    ======   ======
Total Return..........      5.74%      4.63%     4.76%    6.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $373,880   $165,504   $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..      0.59%      0.55%     0.55%    0.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.71%      3.51%     4.72%    5.28%/(d)/
 Portfolio Turnover
  Rate................     150.5%      91.0%     46.7%   124.7%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004        2003     2002    2001/(C)/
                          ----        ----     ----    ----
CAPITAL PRESERVATION FUND
-------------------------
INSTITUTIONAL
-------------
 SHARES/(a//)/
 ------    ---
Net Asset Value,
 Beginning of Period..   $1.00       $1.00    $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.03        0.03     0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........    0.01          --       --       --
 ----                     ----
 Total From Investment
            Operations    0.03        0.03     0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)      (0.03)   (0.04)   (0.02)
                         -----       -----    -----    -----
   Total Dividends and
         Distributions   (0.03)      (0.03)   (0.04)   (0.02)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............   $1.00       $1.00    $1.00    $1.00
                         =====       =====    =====    =====
Total Return..........    2.66%/(f)/  3.30%    4.27%    1.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,968      $1,917   $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..    0.55%       0.60%    0.60%    0.60%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.62%       3.24%    4.18%    4.50%/(e)/
 Portfolio Turnover
  Rate................   105.5%       20.7%    13.6%    31.1%/(e)/




/(a) /On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.
  took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights have been restated to reflect the distribution.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Institutional shares would have been 1.64%.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003      2002    2001/(B)/
                          ----     ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.35   $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.37     0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08    (0.18)     0.09     0.30
                          ----    -----      ----     ----
 Total From Investment
            Operations    0.45     0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.43)   (0.43)    (0.54)   (0.39)
                         -----    -----     -----    -----
   Total Dividends and
         Distributions   (0.43)   (0.43)    (0.54)   (0.39)
                         -----    -----     -----    -----
Net Asset Value, End
 of Period............  $10.37   $10.35    $10.60   $10.55
                        ======   ======    ======   ======
Total Return..........    4.47%    1.70%     5.86%    6.72%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10      $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..    0.40%    0.40%     0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.52%    3.45%     5.06%    5.86%/(d)/
 Portfolio Turnover
  Rate................    95.2%   219.5%     49.9%    36.1%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003     2002    2001/(B)/
                          ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.64   $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.38     0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16     0.02     0.02     0.35
                          ----     ----     ----     ----
 Total From Investment
            Operations    0.54     0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.39)   (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......   (0.08)      --    (0.09)      --
 ----                    -----             -----
   Total Dividends and
         Distributions   (0.47)   (0.46)   (0.63)   (0.40)
                         -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.71   $10.64   $10.62   $10.69
                        ======   ======   ======   ======
Total Return..........    5.23%    4.62%    5.56%    7.33%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10      $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.43%    0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.56%    4.32%    5.22%    5.84%/(d)/
 Portfolio Turnover
  Rate................   152.5%    71.3%    60.8%    80.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003     2002    2001/(B)/
                          ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.81   $10.72   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.48     0.50     0.57     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.18     0.10     0.02     0.37
                          ----     ----     ----     ----
 Total From Investment
            Operations    0.66     0.60     0.59     0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.48)   (0.51)   (0.55)   (0.41)
 Distributions from
  Realized Gains......   (0.05)      --    (0.09)      --
 ----                    -----             -----
   Total Dividends and
         Distributions   (0.53)   (0.51)   (0.64)   (0.41)
                         -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.94   $10.81   $10.72   $10.77
                        ======   ======   ======   ======
Total Return..........    6.19%    5.66%    5.81%    7.28%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11      $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.40%    0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.45%    4.62%    5.45%    5.94%/(d)/
 Portfolio Turnover
  Rate................    51.0%    38.8%    94.1%   101.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003     2002    2001/(B)/
                          ----     ----     ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.38   $10.39   $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.30     0.39     0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)   (0.02)   (0.04)    0.30
                         -----    -----    -----     ----
 Total From Investment
            Operations    0.21     0.37     0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.32)   (0.38)   (0.47)   (0.39)
 Distributions from
  Realized Gains......   (0.04)      --    (0.11)      --
 ----                    -----             -----
   Total Dividends and
         Distributions   (0.36)   (0.38)   (0.58)   (0.39)
                         -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.23   $10.38   $10.39   $10.54
                        ======   ======   ======   ======
Total Return..........    2.06%    3.62%    4.29%    6.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10      $10   $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..    0.40%    0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.92%    3.73%    4.54%    5.59%/(d)/
 Portfolio Turnover
  Rate................    61.5%    72.3%   105.8%    68.4%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003     2002     2001/(C)/
                          ----     ----     ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $13.06    $8.72    $8.31    $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.16     0.03     0.09      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.10     4.31     0.42     (2.03)
                          ----     ----     ----     -----
 Total From Investment
            Operations    2.26     4.34     0.51     (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)      --    (0.10)       --
 ----                    -----             -----
   Total Dividends and
         Distributions   (0.16)      --    (0.10)       --
 ----                    -----             -----
Net Asset Value, End
 of Period............  $15.16   $13.06    $8.72     $8.31
                        ======   ======    =====     =====
Total Return..........   17.46%   49.77%    6.03%   (18.93)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $15      $13   $2,517      $314
 Ratio of Expenses to
  Average Net Assets..    1.34%    1.35%    1.35%     1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.35%    1.35%      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.16%    0.34%    0.73%     3.65%/(e)/
 Portfolio Turnover
  Rate................   146.9%   144.7%   151.0%    156.3%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004     2003          2002      2001/(C)/
                           ----     ----          ----      ----
INTERNATIONAL FUND I
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.01    $6.52         $7.46      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11     0.06          0.02         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.26     1.50         (0.88)     (2.08)
                           ----     ----         -----      -----
 Total From Investment
            Operations     1.37     1.56         (0.86)     (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)   (0.07)        (0.08)        --
 ----                     -----    -----         -----
   Total Dividends and
         Distributions    (0.06)   (0.07)        (0.08)        --
 ----                     -----    -----         -----
Net Asset Value, End
 of Period............    $9.32    $8.01         $6.52      $7.46
                          =====    =====         =====      =====
Total Return..........    17.24%   24.09%       (11.60)%   (21.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,831   $8,611       $20,504     $1,782
 Ratio of Expenses to
  Average Net Assets..     0.89%    0.90%         0.90%      0.90%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.90%    0.90%         0.90%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.23%    0.91%         1.15%      0.34%/(f)/
 Portfolio Turnover
  Rate................    160.2%   162.2%/(d)/    71.4%      86.8%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(d) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003       2002      2001/(C)/
                            ----       ----       ----      ----
INTERNATIONAL FUND II
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.38      $6.63      $7.58     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13       0.10      (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.66       1.65      (0.86)     (2.70)
                            ----       ----      -----      -----
 Total From Investment
            Operations      1.79       1.75      (0.87)     (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        --      (0.08)        --
 ------                    -----                 -----
   Total Dividends and
         Distributions     (0.10)        --      (0.08)        --
 ------                    -----                 -----
Net Asset Value, End
 of Period............    $10.07      $8.38      $6.63      $7.58
                          ======      =====      =====      =====
Total Return..........     21.54%     26.40%    (11.58)%   (25.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $354,090   $208,785   $117,442     $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%      1.00%      0.99%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --       1.00%      1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.42%      1.37%      0.93%      0.36%/(e)/
 Portfolio Turnover
  Rate................     156.2%     135.3%      96.9%     143.1%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.19 per share from November 27, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004     2003/(B)/
                            ----     ----
LARGECAP BLEND FUND I
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $12.12    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.10      2.02
                            ----      ----
 Total From Investment
            Operations      1.21      2.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)       --
 Distributions from
  Realized Gains......     (0.27)       --
  ----                     -----
   Total Dividends and
         Distributions     (0.38)       --
  ----                     -----
Net Asset Value, End
 of Period............    $12.95    $12.12
                          ======    ======
Total Return..........     10.22%    21.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $247,979   $11,910
 Ratio of Expenses to
  Average Net Assets..      0.60%     0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.89%     1.02%/(d)/
 Portfolio Turnover
  Rate................     106.2%    109.2%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003         2002      2001/(D)/
                            ----      ----         ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $5.86     $5.09        $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02      0.02        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22      0.75        (1.05)     (1.46)
                            ----      ----        -----      -----
 Total From Investment
            Operations      0.24      0.77        (1.08)     (1.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)       --           --         --
 -----                     -----
   Total Dividends and
         Distributions     (0.01)       --           --         --
 -----                     -----
Net Asset Value, End
 of Period............     $6.09     $5.86        $5.09      $6.17
                           =====     =====        =====      =====
Total Return..........      4.05%    15.22%      (17.50)%   (19.66)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $121,840   $60,790      $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..      0.55%     0.55%        0.55%      0.55%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.55%     0.55%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.34%     0.38%        0.34%      0.34%/(f)/
 Portfolio Turnover
  Rate................      59.8%     59.2%/(c)/   29.6%      37.5%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2004        2003     2002      2001/(B)/
                         ----        ----     ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $8.04       $6.76    $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   0.13        0.12     0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.60        1.24    (1.35)     (1.36)
                         ----        ----    -----      -----
 Total From Investment
            Operations   0.73        1.36    (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.10)      (0.08)   (0.09)        --
 ----                   -----       -----    -----
   Total Dividends and
         Distributions  (0.10)      (0.08)   (0.09)        --
 ----                   -----       -----    -----
Net Asset Value, End
 of Period............  $8.67       $8.04    $6.76      $8.09
                        =====       =====    =====      =====
Total Return..........   9.10%      20.35%  (15.54)%   (13.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $10    $114,300       $7         $8
 Ratio of Expenses to
  Average Net Assets..   0.15%       0.15%    0.15%      0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.55%       1.54%    1.44%      1.25%/(d)/
 Portfolio Turnover
  Rate................   67.3%        1.1%    67.9%     117.4%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002     2001/(C)/
                           ----      ----      ----     ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.82     $8.27     $9.14    $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16      0.14      0.13      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.81      1.50     (0.90)    (1.00)
                           ----      ----     -----     -----
 Total From Investment
            Operations     0.97      1.64     (0.77)    (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)    (0.09)    (0.10)       --
 ----                     -----     -----     -----
   Total Dividends and
         Distributions    (0.12)    (0.09)    (0.10)       --
 ----                     -----     -----     -----
Net Asset Value, End
 of Period............   $10.67     $9.82     $8.27     $9.14
                         ======     =====     =====     =====
Total Return..........     9.97%    19.97%    (8.54)%   (9.68)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $97,881   $59,663   $27,086    $1,946
 Ratio of Expenses to
  Average Net Assets..     0.44%     0.45%     0.45%     0.45%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%     0.45%     0.45%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.51%     1.59%     1.58%     1.53%/(e)/
 Portfolio Turnover
  Rate................    228.4%    179.1%    128.9%    116.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.18 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003       2002     2001/(D)/
                          ----     ----       ----     ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.28    $9.01      $9.29     $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02     0.01       0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.76     2.35      (0.28)    (0.71)
                          ----     ----      -----     -----
 Total From Investment
            Operations    1.78     2.36      (0.20)    (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)   (0.04)     (0.08)       --
 Distributions from
  Realized Gains......   (0.05)      --         --        --
 Tax Return of Capital
  Distribution              --    (0.05)        --        --
 ----                             -----               ----
   Total Dividends and
         Distributions   (0.16)   (0.09)     (0.08)       --
 ----                    -----    -----               ----
Net Asset Value, End
 of Period............  $12.90   $11.28      $9.01     $9.29
                        ======   ======      =====     =====
Total Return..........   15.89%   26.42%     (2.23)%   (6.82)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11     $697         $9        $9
 Ratio of Expenses to
  Average Net Assets..    0.64%    0.65%      0.65%     0.65%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    0.65%    0.65%      0.65%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.71%    0.69%      0.86%     0.82%/(f)/
 Portfolio Turnover
  Rate................    60.8%    35.3%/(c)/ 62.0%     55.6%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004      2003      2002      2001/(C)/
                          ----      ----      ----      ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $5.21     $4.00     $5.72      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)    (0.02)    (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.17      1.23     (1.71)     (2.09)
                          ----      ----     -----      -----
 Total From Investment
            Operations    0.16      1.21     (1.72)     (2.10)
                          ----      ----     -----      -----
Net Asset Value, End
 of Period............   $5.37     $5.21     $4.00      $5.72
                         =====     =====     =====      =====
Total Return..........    3.07%    30.25%   (30.07)%   (27.13)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,937    $5,861        $5         $7
 Ratio of Expenses to
  Average Net Assets..    0.65%     0.65%     0.65%      0.65%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    0.65%     0.65%     0.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.13)%   (0.39)%   (0.28)%    (0.27)%/(e)/
 Portfolio Turnover
  Rate................   324.2%    290.7%    276.9%     299.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003    2002     2001/(B)/
                          ----     ----    ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.95    $8.48   $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.12     0.09    0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.05     2.45   (0.58)    (0.91)
                          ----     ----   -----     -----
 Total From Investment
            Operations    1.17     2.54   (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)   (0.07)  (0.09)       --
 Distributions from
  Realized Gains......   (0.12)      --   (0.07)       --
 ----                    -----            -----
   Total Dividends and
         Distributions   (0.22)   (0.07)  (0.16)       --
 ---                     -----    -----   -----
Net Asset Value, End
 of Period............  $11.90   $10.95   $8.48     $9.13
                        ======   ======   =====     =====
Total Return..........   10.74%   30.23%  (5.61)%   (8.24)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12      $11      $8        $9
 Ratio of Expenses to
  Average Net Assets..    0.15%    0.15%   0.15%     0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.01%    1.03%   0.95%     0.90%/(d)/
 Portfolio Turnover
  Rate................    55.9%    41.4%   48.5%     63.4%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003    2002     2001/(C)/
                          ----     ----    ----     ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.77    $9.73   $9.96    $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.13     0.08    0.11      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.15     2.07    0.04     (0.60)
                          ----     ----    ----     -----
 Total From Investment
            Operations    1.28     2.15    0.15     (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)   (0.11)  (0.11)       --
 Distributions from
  Realized Gains......      --       --   (0.27)       --
 ----                                     -----
   Total Dividends and
         Distributions   (0.13)   (0.11)  (0.38)       --
 ----                    -----    -----   -----
Net Asset Value, End
 of Period............  $12.92   $11.77   $9.73     $9.96
                        ======   ======   =====     =====
Total Return..........   10.98%   22.33%   1.19%    (4.69)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $806      $92      $9        $9
 Ratio of Expenses to
  Average Net Assets..    0.59%    0.65%   0.64%     0.65%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    0.67%    0.65%   0.65%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.03%    0.86%   1.08%     0.99%/(e)/
 Portfolio Turnover
  Rate................   225.4%   186.5%  172.2%    122.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003     2002    2001/(B)/
                           ----      ----     ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $1.000    $1.000   $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.009     0.009    0.016    0.027
                          -----     -----    -----    -----
 Total From Investment
            Operations    0.009     0.009    0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.009)   (0.009)  (0.016)  (0.027)
                         ------    ------   ------   ------
   Total Dividends and
         Distributions   (0.009)   (0.009)  (0.016)  (0.027)
                         ------    ------   ------   ------
Net Asset Value, End
 of Period............   $1.000    $1.000   $1.000   $1.000
                         ======    ======   ======   ======
Total Return..........     0.85%     0.89%    1.64%    2.71%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $56,277   $23,684   $1,522     $186
 Ratio of Expenses to
  Average Net Assets..     0.40%     0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.89%     0.78%    1.53%    3.39%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(C)/
                           ----
PARTNERS INTERNATIONAL FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.83
                            ----
 Total From Investment
            Operations      0.89
                            ----
Net Asset Value, End
 of Period............    $10.89
                          ======
Total Return..........      8.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $193,488
 Ratio of Expenses to
  Average Net Assets..      1.09%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.10%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.63)%/(e)/
 Portfolio Turnover
  Rate................      78.8%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003       2002      2001/(C)/
                            ----       ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.40      $8.17      $9.11     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08       0.10       0.06       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.75       1.17      (0.93)     (1.34)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.83       1.27      (0.87)     (1.27)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)     (0.04)     (0.07)     (0.02)
                           -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.09)     (0.04)     (0.07)     (0.02)
                           -----      -----      -----      -----
Net Asset Value, End
 of Period............    $10.14      $9.40      $8.17      $9.11
                          ======      =====      =====      =====
Total Return..........      8.84%     15.68%     (9.66)%   (11.57)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $464,035   $289,273   $138,527    $15,058
 Ratio of Expenses to
  Average Net Assets..      0.72%      0.74%      0.73%      0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%      0.75%      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.85%      1.13%      1.23%      1.15%/(e)/
 Portfolio Turnover
  Rate................      93.9%      41.7%      71.9%      59.4%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2004     2003      2002      2001/(C)/
                         ----     ----      ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $7.13    $6.03     $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   0.08     0.08      0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.59     1.09     (1.51)     (1.38)
                         ----     ----     -----      -----
 Total From Investment
            Operations   0.67     1.17     (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.08)   (0.07)    (0.08)        --
 ----                   -----    -----     -----
   Total Dividends and
         Distributions  (0.08)   (0.07)    (0.08)        --
 ----                   -----    -----     -----
Net Asset Value, End
 of Period............  $7.72    $7.13     $6.03      $7.55
                        =====    =====     =====      =====
Total Return..........   9.42%   19.52%   (19.29)%   (15.07)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $9       $8        $7         $8
 Ratio of Expenses to
  Average Net Assets..   0.45%    0.44%     0.45%      0.45%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...   0.45%    0.45%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.10%    1.21%     1.05%      0.96%/(e)/
 Portfolio Turnover
  Rate................   76.5%    82.9%     89.4%      71.7%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003/(C)/
                          ----     ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)     2.02
                         -----      ----
 Total From Investment
            Operations   (0.18)     2.03
                         -----      ----
Net Asset Value, End
 of Period............  $11.85    $12.03
                        ======    ======
Total Return..........   (1.50)%   20.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,331    $5,414
 Ratio of Expenses to
  Average Net Assets..    0.98%     0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.00%     1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.04%     0.06%/(e)/
 Portfolio Turnover
  Rate................   129.3%     64.8%/(e)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003       2002      2001/(C)/
                            ----       ----       ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.00      $6.09      $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02       0.02         --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.28       0.90      (1.41)     (2.80)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.30       0.92      (1.41)     (2.80)
                            ----       ----      -----      -----
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)     (0.01)        --         --
  -----                    -----      -----
   Total Dividends and
         Distributions     (0.02)     (0.01)        --         --
  -----                    -----      -----
Net Asset Value, End
 of Period............     $7.28      $7.00      $6.09      $7.50
                           =====      =====      =====      =====
Total Return..........      4.28%     15.14%    (18.80)%   (25.63)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $625,707   $513,520   $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.68%      0.75%      0.75%      0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%      0.75%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.23%      0.39%      0.25%     (0.01)%/(e)/
 Portfolio Turnover
  Rate................     157.8%     130.9%     182.9%     104.8%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.30 per share from November 28, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003      2002      2001/(B)/
                            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.30      $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)        --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.47       1.11     (1.25)     (3.21)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.46       1.11     (1.25)     (3.23)
                            ----       ----     -----      -----
Net Asset Value, End
 of Period............     $7.76      $7.30     $6.19      $7.44
                           =====      =====     =====      =====
Total Return..........      6.30%     17.93%   (16.80)%   (29.18)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $170,809    $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..      1.00%      1.00%     1.00%      1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.10)%    (0.05)%   (0.07)%    (0.23)%/(d)/
 Portfolio Turnover
  Rate................     124.7%     193.9%    176.7%     153.6%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.66 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                              2004       2003       2002      2001/(C)/
                              ----       ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..      $11.42      $9.39     $10.45     $10.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.18       0.18       0.11       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        1.24       1.95      (1.07)      0.03
                              ----       ----      -----       ----
 Total From Investment
            Operations        1.42       2.13      (0.96)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.17)     (0.10)     (0.06)     (0.03)
 Distributions from
  Realized Gains......          --         --      (0.04)        --
  -------                                          -----
   Total Dividends and
         Distributions       (0.17)     (0.10)     (0.10)     (0.03)
                             -----      -----      -----      -----
Net Asset Value, End
 of Period............      $12.67     $11.42      $9.39     $10.45
                            ======     ======      =====     ======
Total Return..........       12.56%     22.86%     (9.32)%     2.21%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,170,226   $964,633   $441,889    $23,921
 Ratio of Expenses to
  Average Net Assets..        0.78%      0.77%      0.80%      0.80%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        0.80%      0.80%      0.80%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        1.50%      1.79%      1.59%      1.33%/(e)/
 Portfolio Turnover
  Rate................        26.4%      16.2%       7.8%      19.5%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.40 per share from November 27, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2004/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48
                          ----
 Total From Investment
            Operations    0.53
                          ----
Net Asset Value, End
 of Period............  $10.53
                        ======
Total Return..........    5.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,225
 Ratio of Expenses to
  Average Net Assets..    0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.22%/(d)/
 Portfolio Turnover
  Rate................    32.7%/(d)/





/(a)/ Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2004     2003      2002      2001/(C)/
                         ----     ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $7.20    $5.10     $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.04)   (0.04)    (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.29     2.14     (1.16)     (2.00)
                         ----     ----     -----      -----
 Total From Investment
            Operations   0.25     2.10     (1.21)     (1.96)
                         ----     ----     -----      -----
Net Asset Value, End
 of Period............  $7.45    $7.20     $5.10      $6.31
                        =====    =====     =====      =====
Total Return..........   3.47%   41.18%   (19.18)%   (24.07)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $9       $8        $6         $7
 Ratio of Expenses to
  Average Net Assets..   0.89%    0.99%     1.00%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...   1.00%    1.00%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.60)%  (0.76)%   (0.78)%    (0.77)%/(e)/
 Portfolio Turnover
  Rate................  163.7%   163.3%    225.6%     347.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(C)/
                           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22
                            ----
 Total From Investment
            Operations      0.18
                            ----
Net Asset Value, End
 of Period............    $10.18
                          ======
Total Return..........      1.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $128,884
 Ratio of Expenses to
  Average Net Assets..      0.98%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.49)%/(e)/
 Portfolio Turnover
  Rate................      91.1%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003      2002      2001/(C)/
                            ----      ----      ----      ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $12.04     $9.34     $9.43     $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02      0.01     (0.02)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.03      2.69     (0.04)     (0.73)
                            ----      ----     -----      -----
 Total From Investment
            Operations      2.05      2.70     (0.06)     (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)       --     (0.01)     (0.01)
 Tax Return of Capital
  Distribution........        --        --     (0.02)        --

 Distributions from
  Realized Gains......     (0.16)       --        --         --
 ------
   Total Dividends and
         Distributions     (0.17)       --     (0.03)     (0.01)
  ----                     -----               -----      -----
Net Asset Value, End
 of Period............    $13.92    $12.04     $9.34      $9.43
                          ======    ======     =====      =====
Total Return..........     17.15%    28.91%    (0.67)%/)/ (6.28)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $215,174   $78,679   $21,210     $2,956
 Ratio of Expenses to
  Average Net Assets..      0.97%     0.98%     1.00%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%     1.00%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.19%     0.07%       --       0.44%/(e)/
 Portfolio Turnover
  Rate................      49.9%     49.7%     80.0%     224.9%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.13 per share from November 28, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(B)/
                           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.41
                            ----
 Total From Investment
            Operations      1.46
                            ----
Net Asset Value, End
 of Period............    $11.46
                          ======
Total Return..........     14.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $302,583
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.57%/(d)/
 Portfolio Turnover
  Rate................      66.0%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2003 date operations commenced, through October
  31, 2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004    2003/(C)/
                            ----    ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.62   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.07     3.62
                            ----     ----
 Total From Investment
            Operations      2.14     3.62
 Distributions from
  Realized Gains......     (0.81)      --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)      --
 ----                      -----
Net Asset Value, End
 of Period............    $14.95   $13.62
                          ======   ======
Total Return..........     16.50%   36.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $159,678   $4,868
 Ratio of Expenses to
  Average Net Assets..      0.94%    0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%    1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.53%   (0.04)%/(e)/
 Portfolio Turnover
  Rate................     117.5%   111.5%/(e)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002      2001/(C)/
                           ----       ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.10      $5.12      $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)     (0.05)     (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75       2.03      (2.19)     (2.43)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.68       1.98      (2.23)     (2.47)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $7.78      $7.10      $5.12      $7.35
                          =====      =====      =====      =====
Total Return..........     9.58%     38.67%    (30.34)%   (23.36)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $71,754    $60,637    $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.10%      1.09%      1.10%      1.10%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.10%      1.10%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.92)%    (0.89)%    (0.90)%    (0.78)%/(e)/
 Portfolio Turnover
  Rate................     94.6%     333.6%     110.9%     161.1%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004        2003      2002      2001/(C)/
                            ----        ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.88       $5.72     $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)      (0.04)    (0.12)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29        2.20     (0.43)     (4.54)
                            ----        ----     -----      -----
 Total From Investment
            Operations      0.24        2.16     (0.55)     (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)         --        --         --
 ------                    -----
   Total Dividends and
         Distributions     (0.04)         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $8.08       $7.88     $5.72      $6.27
                           =====       =====     =====      =====
Total Return..........      3.11%      37.76%    (8.77)%   (41.04)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $264,397    $162,128    $7,077     $1,166
 Ratio of Expenses to
  Average Net Assets..      0.96%       0.95%     0.99%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%       1.00%     1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.66)%     (0.57)%   (0.70)%    (0.48)%/(e)/
 Portfolio Turnover
  Rate................      69.4%      115.9%    120.1%     159.8%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):




                         2004/(C)/
                         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.35)
                         -----
 Total From Investment
            Operations   (0.38)
                         -----
Net Asset Value, End
 of Period............   $9.62
                         =====
Total Return..........   (3.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,770
 Ratio of Expenses to
  Average Net Assets..    0.98%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.10%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.68)%/(e)/
 Portfolio Turnover
  Rate................    51.3%/(e)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003        2002     2001/(C)/
                            ----       ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.21      $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01         --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.81       3.70       (0.21)       --
 ----                       ----       ----       -----
 Total From Investment
            Operations      1.82       3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --      (0.09)      (0.15)       --
 ------                               -----       -----
   Total Dividends and
         Distributions        --      (0.09)      (0.15)       --
 ------                               -----       -----
Net Asset Value, End
 of Period............    $15.03     $13.21       $9.60    $10.00
                          ======     ======       =====    ======
Total Return..........     13.79%     38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $231,413   $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      0.97%      1.00%       1.00%     1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%        --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.07%     (0.04)%     (0.20)%   (0.07)%/(d)/
 Portfolio Turnover
  Rate................      26.3%      44.1%       27.9%     58.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004     2003/(C)/
                            ----     ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.57      3.91
                            ----      ----
 Total From Investment
            Operations      2.62      3.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06)       --
 Distributions from
  Realized Gains......     (0.60)       --
  ----                     -----
   Total Dividends and
         Distributions     (0.66)       --
  ----                     -----
Net Asset Value, End
 of Period............    $15.95    $13.99
                          ======    ======
Total Return..........     19.39%    39.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $104,765   $51,198
 Ratio of Expenses to
  Average Net Assets..      1.00%     1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%     1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.32%     0.73%/(e)/
 Portfolio Turnover
  Rate................      46.7%     67.2%/(e)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35
                           ----
 Total From Investment
            Operations     0.35
                           ----
Net Asset Value, End
 of Period............   $10.35
                         ======
Total Return..........     3.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,666
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.00%/(d)/
 Ratio of Expenses to
  Average Net Assets       1.00%/(d)/
 Portfolio Turnover
  Rate................      4.8%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003     2002/(B)/
                            ----       ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.21     $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.65       0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.07)      0.40      0.06
                           -----       ----      ----
 Total From Investment
            Operations      0.58       1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.45)     (0.10)       --
  ----                     -----      -----
   Total Dividends and
         Distributions     (0.45)     (0.10)       --
  ----                     -----      -----
Net Asset Value, End
 of Period............    $11.34     $11.21    $10.30
                          ======     ======    ======
Total Return..........      5.32%      9.84%     3.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $202,386   $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%      0.75%     0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.83%      5.68%     7.04%/(d)/
 Portfolio Turnover
  Rate................      14.0%      31.1%     11.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003      2002     2001/(C)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.63      $9.40     $9.87    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20       0.14      0.20      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.95       1.25     (0.51)    (0.21)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.15       1.39     (0.31)    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)     (0.16)    (0.16)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.17)     (0.16)    (0.16)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.61     $10.63     $9.40     $9.87
                          ======     ======     =====     =====
Total Return..........     10.97%     15.00%    (3.25)%   (1.30)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $226,885   $112,143   $35,188    $4,339
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.80%      1.41%     2.84%     3.44%/(e)/
 Portfolio Turnover
  Rate................      34.3%      47.8%     17.6%      2.2%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003      2002     2001/(C)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.55      $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18       0.12      0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.95       1.42     (0.63)    (0.32)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.13       1.54     (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)     (0.13)    (0.14)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.19)     (0.13)    (0.14)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.49     $10.55     $9.14     $9.72
                          ======     ======     =====     =====
Total Return..........     10.85%     17.14%    (4.67)%   (2.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $322,168   $145,767   $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.63%      1.25%     2.34%     2.81%/(e)/
 Portfolio Turnover
  Rate................      27.0%      41.1%     12.3%      4.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003         2002     2001/(C)/
                            ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.21      $8.77        $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15       0.09         0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.96       1.48        (0.79)    (0.50)
                            ----       ----        -----     -----
 Total From Investment
            Operations      1.11       1.57        (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)     (0.13)       (0.14)       --
 ----                      -----      -----        -----
   Total Dividends and
         Distributions     (0.15)     (0.13)       (0.14)       --
 ----                      -----      -----        -----
Net Asset Value, End
 of Period............    $11.17     $10.21        $8.77     $9.53
                          ======     ======        =====     =====
Total Return..........     10.98%     18.16%       (6.63)%   (4.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $282,813   $147,968      $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%        0.12%     0.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.42%      0.97%        1.91%     2.29%/(f)/
 Portfolio Turnover
  Rate................      30.7%      52.4%/(d)/   19.9%     60.2%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Portfolio turnover rate excludes approximately $22,287,000 of securities from teh acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003      2002     2001/(C)/
                            ----      ----      ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.22     $8.68     $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.12      0.07      0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98      1.56     (0.92)    (0.44)
                            ----      ----     -----     -----
 Total From Investment
            Operations      1.10      1.63     (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)    (0.09)    (0.13)       --
 Distributions from
  Realized Gains......        --        --     (0.01)       --
 ------                                        -----
   Total Dividends and
         Distributions     (0.15)    (0.09)    (0.14)       --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $11.17    $10.22     $8.68     $9.58
                          ======    ======     =====     =====
Total Return..........     10.84%    19.06%    (8.12)%   (4.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $108,127   $47,706   $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%     0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.07%     0.78%     1.53%     1.77%/(e)/
 Portfolio Turnover
  Rate................      40.0%     46.0%     19.6%    316.2%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003     2002     2001/(C)/
                           ----      ----     ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.73     $8.14    $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.04     0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.95      1.62    (1.09)    (0.80)
                           ----      ----    -----     -----
 Total From Investment
            Operations     1.04      1.66    (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)    (0.07)   (0.14)       --
 ----                     -----     -----    -----
   Total Dividends and
         Distributions    (0.11)    (0.07)   (0.14)       --
 ----                     -----     -----    -----
Net Asset Value, End
 of Period............   $10.66     $9.73    $8.14     $9.22
                         ======     =====    =====     =====
Total Return..........    10.77%    20.54%  (10.45)%   (7.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $58,284   $30,633   $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%     0.12%    0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.90%     0.43%    1.19%     1.09%/(e)/
 Portfolio Turnover
  Rate................     44.9%     45.7%    25.4%     59.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003      2002     2001/(C)/
                            ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.77     $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.22      0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94      1.04     (0.32)    (0.05)
                            ----      ----     -----     -----
 Total From Investment
            Operations      1.16      1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)    (0.14)    (0.18)       --

 Distributions from
  Realized Gains......        --     (0.01)       --        --
 ------                              -----
   Total Dividends and
         Distributions     (0.20)    (0.15)    (0.18)       --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $11.73    $10.77     $9.72    $10.03
                          ======    ======     =====    ======
Total Return..........     10.92%    12.41%    (1.36)%    0.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $109,104   $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%     0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.95%     1.50%     2.97%     3.44%/(e)/
 Portfolio Turnover
  Rate................      34.1%     43.9%     46.2%    103.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003     2002    2001/(D)/
                            ----      ----     ----    ----
REAL ESTATE SECURITIES FUND /(//A//)/
---------------------------       ---
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $14.56    $11.17   $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.41      0.54     0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      4.01      3.20     0.63     0.15
                            ----      ----     ----     ----
 Total From Investment
            Operations      4.42      3.74     1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.40)    (0.35)   (0.41)      --
 Distributions from
  Realized Gains......     (0.14)       --       --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.54)    (0.35)   (0.41)      --
 ----                      -----     -----    -----
Net Asset Value, End
 of Period............    $18.44    $14.56   $11.17   $10.50
                          ======    ======   ======   ======
Total Return..........     31.21%    34.31%   10.38%    4.17%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $253,838   $97,960      $11      $11
 Ratio of Expenses to
  Average Net Assets..      0.85%     0.85%    0.85%    0.85%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.85%       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.53%     4.08%    3.91%    4.91%/(f)/
 Portfolio Turnover
  Rate................      67.9%     35.4%    46.3%    77.5%/(f)/




/(a) /Effective March 1, 2004, Real Estate Account changed its name to Real
  Estate Securities Account.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Expense ratio without fees paid indirectly.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004     2003     2002     2001/(C)/
                           ----     ----     ----     ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $13.21    $9.60   $10.44    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07     0.05     0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.13     3.56    (0.78)    (0.07)
                           ----     ----    -----     -----
 Total From Investment
            Operations     1.20     3.61    (0.75)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --       --    (0.06)       --
 Distributions from
  Realized Gains......    (0.03)      --    (0.02)       --
 Tax Return of Capital
  Distributions.......       --       --    (0.01)       --
 -----                                      -----
   Total Dividends and
         Distributions    (0.03)      --    (0.09)       --
 ----                     -----             -----
Net Asset Value, End
 of Period............   $14.38   $13.21    $9.60    $10.44
                         ======   ======    =====    ======
Total Return..........     9.09%   37.60%   (7.34)%   (0.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,702   $9,318   $4,681       $10
 Ratio of Expenses to
  Average Net Assets..     0.75%    0.75%    0.74%     0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%    0.75%    0.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.47%    0.48%    0.66%     0.71%/(e)/
 Portfolio Turnover
  Rate................     98.5%   113.2%   108.8%    123.5%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

..

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2004     2003      2002      2001/(C)/
                         ----     ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $7.48    $4.91     $7.35      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.01)      --        --      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.32     2.57     (2.08)     (1.70)
                         ----     ----     -----      -----
 Total From Investment
            Operations   0.31     2.57     (2.08)     (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     --       --     (0.36)        --
 ----                   ----     ----      -----
   Total Dividends and
         Distributions     --       --     (0.36)        --
 ----                   ----     ----      -----
Net Asset Value, End
 of Period............  $7.79    $7.48     $4.91      $7.35
                        =====    =====     =====      =====
Total Return..........   4.14%   52.34%   (30.33)%   (17.97)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $8       $8    $4,344       $560
 Ratio of Expenses to
  Average Net Assets..   0.73%    0.75%     0.75%      0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...   0.75%      --      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.12)%  (0.08)%   (0.31)%    (0.45)%/(e)/
 Portfolio Turnover
  Rate................  194.9%   270.1%    255.3%     178.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003     2002     2001/(B)/
                           ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $12.70     $9.59   $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13      0.08     0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.95      3.07    (0.47)    (0.60)
                           ----      ----    -----     -----
 Total From Investment
            Operations     2.08      3.15    (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.04)   (0.06)       --
 Distributions from
  Realized Gains......       --        --    (0.14)       --
 -----                                       -----
   Total Dividends and
         Distributions    (0.05)    (0.04)   (0.20)       --
 ----                     -----     -----    -----
Net Asset Value, End
 of Period............   $14.73    $12.70    $9.59    $10.19
                         ======    ======    =====    ======
Total Return..........    16.41%    33.04%   (4.19)%   (5.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $48,472   $18,585       $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%     0.15%    0.15%     0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.94%     0.74%    0.66%     0.65%/(d)/
 Portfolio Turnover
  Rate................     54.5%     44.6%    61.0%     62.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003     2002    2001/(C)/
                           ----      ----     ----    ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.68    $10.48   $10.54   $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04      0.07     0.12     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.95      4.20     0.39    (0.11)
                           ----      ----     ----    -----
 Total From Investment
            Operations     1.99      4.27     0.51    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --     (0.07)   (0.10)      --
 Distributions from
  Realized Gains......    (0.47)       --    (0.47)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.47)    (0.07)   (0.57)      --
 ----                     -----     -----    -----
Net Asset Value, End
 of Period............   $16.20    $14.68   $10.48   $10.54
                         ======    ======   ======   ======
Total Return..........    13.86%    40.94%    4.60%   (0.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,973   $10,493   $9,641   $1,144
 Ratio of Expenses to
  Average Net Assets..     0.75%     0.75%    0.74%    0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%     0.75%    0.75%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.28%     0.62%    0.88%    0.79%/(e)/
 Portfolio Turnover
  Rate................    163.5%    221.7%   134.3%    89.1%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

PERFORMANCE RESULTS - STABLE FUNDS


                               AVERAGE ANNUAL PERFORMANCE                                    ANNUAL PERFORMANCE
                              (THROUGH DECEMBER 31, 2004)                                 (YEAR ENDED DECEMBER 31)

                                                        LIFE OF
                         YTD   1 YR  3 YR  5 YR  10 YR   FUND         2004  2003  2002  2001  2000  1999  1998  1997  1996   1995
                         ----------------------------------------     -------------------------------------------------------------
CAPITAL PRESERVATION
FUND INSTITUTIONAL/
(1)/                     2.50  2.50  3.25   N/A   N/A    3.45         2.50  3.11  4.15

HIGH QUALITY SHORT-TERM
BOND FUND
INSTITUTIONAL/ (2)/      1.22  1.22  3.88   N/A   N/A    4.28         1.22  2.87  7.67
Principal Global
Investors Limited Term
Fixed Income Composite                     5.67   N/A                                   7.19  8.81  1.05  6.79  6.64  4.88
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index                   1.85  1.85  4.41  6.21  6.51                 1.85  3.35  8.12  9.03  8.91  2.09  7.63  7.13  4.67   12.88
 Morningstar Short-Term
 Bond Category Average   1.60  1.60  3.24  4.91  5.52                 1.60  2.39  5.24  7.32  8.14  2.12  6.28  6.51  4.35   11.48

MONEY MARKET FUND
INSTITUTIONAL/ (2)/      1.01  1.01  1.10   N/A   N/A    1.66         1.01  0.80  1.49
Principal Global
Investors Money Market
Composite                                  2.90  3.98                                   4.33  6.21  4.71  5.13  5.10  4.95    5.53

/(1) /Fund's inception
06/15/01
/(2) /Institutional
Class Shares inception
03/01/01
                         ----------------------------------------     -------------------------------------------------------------

PERFORMANCE RESULTS - CONSERVATIVE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND
INSTITUTIONAL/ (1)/      4.75   4.75   6.00    N/A    N/A   5.86          4.75
Principal Global
Investors Multi Sector
Fixed Income Composite                        8.15   7.97
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34   6.19   7.71   7.72                 4.34
 Morningstar
 Intermediate-Term
 Bond Category Average   3.81   3.81   5.51   6.83   6.92                 3.81

GOVERNMENT SECURITIES
FUND INSTITUTIONAL/
(1)/                     3.55   3.55   4.63    N/A    N/A   4.94          3.55
Principal Global
Investors Mortgage
Backed Securities
Composite                                     6.56   7.27
 Lehman Brothers
 Government/Mortgage
 Index                   4.08   4.08   5.57   7.30   7.48                 4.08
 Morningstar
 Intermediate
 Government Category
 Average                 3.39   3.39   4.71   6.31   6.47                 3.39

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
/(1)/                    4.33   4.33   5.96   6.00    N/A   0.00          4.33
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                                     7.43    N/A
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34   6.19   7.71   7.72                 4.34
 Morningstar
 Intermediate-Term
 Bond Category Average   3.81   3.81   5.51   6.83   6.92                 3.81

HIGH QUALITY LONG-TERM
BOND FUND
INSTITUTIONAL/ (1)/      4.92   4.92   6.74    N/A    N/A   6.51          4.92
Principal Global
Investors Long Term
Fixed Income Composite                        7.71    N/A
 Lehman Brothers
 Government/Credit
 Bond Index              4.19   4.19   6.59   8.00   7.80                 4.19
 Morningstar Long-Term
 Bond Category Average   6.28   6.28   8.07   8.63   8.18                 6.28

HIGH YIELD FUND
INSTITUTIONAL
/(//2//)/                        N/A    N/A    N/A    N/A    N/A
Post High Yield
Composite                9.27   9.27  11.34   8.91  10.25                 9.27
 Lehman Brothers High
 Yield Composite Bond
 Index                  11.13  11.13  12.22   6.97   8.13                11.13
 Morningstar High
 Yield Bond Category     5.18  11.15  10.79   4.40   5.74                 5.18

INFLATION PROTECTION
INSTITUTIONAL/
//(//2//)/                N/A    N/A    N/A    N/A    N/A   0.30
 Lehman Brothers
 Global Real: U.S.
 TIPS Index              9.97   9.97  11.59  11.15    N/A                 9.97
 Morningstar
 Intermediate
 Government Category
 Average                 3.39   3.39   4.71   6.31   6.47                 3.39

PREFERRED SECURITIES
FUND INSTITUTIONAL/
(//3//)/                 4.36   4.36    N/A    N/A    N/A   7.50          4.36
Spectrum Preferred
Securities Composite                   9.72  11.13  10.08
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34   6.19   7.71   7.72                 4.34
 Morningstar
 Intermediate-Term
 Bond Category Average   3.81   3.81   5.51   6.83   6.92                 3.81

 /(1)/ Institutional
 Class Shares
 inception 03/01/01
 /(//2//)/ Fund's
 operations began
 12/29/04
 /(//3//)/ Funds
 inception 05/01/02

                        --------------------------------------------     -------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2003   2002   2001   2000   1999   1998   1997   1996    1995
                        ---------------------------------------------------------------
BOND & MORTGAGE          4.04   9.27
SECURITIES FUND
INSTITUTIONAL/ (1)/
Principal Global                       8.43  12.00  -0.57   7.97  10.16   3.94   18.41
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

GOVERNMENT SECURITIES    1.70   8.77
FUND INSTITUTIONAL/
(1)/
Principal Global                       7.51  11.08   0.22   7.62   9.97   3.90   19.10
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         2.73  10.06   7.71  12.29  -0.54   8.72   9.54   3.68   17.81
 Government/Mortgage
 Index
 Morningstar             2.15   9.07   6.84  10.76  -1.44   7.45   8.45   2.80   16.42
 Intermediate
 Government Category
 Average

HIGH QUALITY             3.75   9.91
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
/(1)/
Principal Global                       8.32  10.71  -0.57   8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

HIGH QUALITY LONG-TERM   4.26  11.18
BOND FUND
INSTITUTIONAL/ (1)/
Principal Global                       8.05  10.40  -7.41  10.39   4.85
Investors Long Term
Fixed Income Composite
 Lehman Brothers         4.68  11.02   8.51  11.84  -2.15   9.47   9.75   2.91   19.24
 Government/Credit
 Bond Index
 Morningstar Long-Term   7.98   8.60   7.51   9.26  -2.78   6.51  10.53   3.54   21.33
 Bond Category Average

HIGH YIELD FUND
INSTITUTIONAL
/(//2//)/
Post High Yield         18.31   6.77   8.24   2.53   7.08   6.63  14.08  12.72   17.95
Composite
 Lehman Brothers High   28.97  -1.40   5.28  -5.86   2.39   1.87  12.76  11.35   19.18
 Yield Composite Bond
 Index
 Morningstar High       24.36  -1.59   2.13  -7.50   4.60   0.09  13.10  13.43   16.98
 Yield Bond Category

INFLATION PROTECTION
INSTITUTIONAL/
//(//2//)/
 Lehman Brothers         8.40  16.57   7.90  13.17   2.40   3.95
 Global Real: U.S.
 TIPS Index
 Morningstar             2.15   9.07   6.84  10.76  -1.44   7.45   8.45   2.80   16.42
 Intermediate
 Government Category
 Average

PREFERRED SECURITIES    10.72
FUND INSTITUTIONAL/
(//3//)/
Spectrum Preferred              9.72  10.55  16.11  -5.05   8.25  12.47   7.95   23.50
Securities Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

 /(1)/ Institutional
 Class Shares
 inception 03/01/01
 /(//2//)/ Fund's
 operations began
 12/29/04
 /(//3//)/ Funds
 inception 05/01/02

                        ---------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS


                                                                                    AVERAGE ANNUAL PERFORMANCE
                                                                                   (THROUGH DECEMBER 31, 2004)

                                                                                                                    LIFE OF
                                                                        YTD     1 YR     3 YR     5 YR     10 YR     FUND
                                                                      --------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL/(1)/                     12.84    12.84      N/A      N/A      N/A     20.30
 S&P 500 Index                                                         10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                               9.96     9.96     2.93    -1.77    10.42

LARGECAP GROWTH FUND INSTITUTIONAL/ (2)/                                9.35     9.35    -0.70      N/A      N/A     -3.76
Columbus Circle Investors Large Capitalization Composite               10.46    10.46     2.30    -4.13    11.35
 Russell 1000 Growth Index                                              6.30     6.30    -0.18    -9.29     9.59
 Morningstar Large Growth Category Average                              7.64     7.64     0.01    -7.64     9.00

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL/ (2)/                        10.67    10.67     3.28      N/A      N/A      0.73
Principal Global Investors S&P 500 Index Composite                                                -2.66    11.66
 S&P 500 Index                                                         10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                               9.96     9.96     2.93    -1.77    10.42

LARGECAP VALUE FUND INSTITUTIONAL/ (2)/                                12.40    12.40     7.09      N/A      N/A      4.44
Principal Global Investors Large Cap Value Composite                                               3.81    11.65
 Russell 1000 Value Index                                              16.49    16.49     8.57     5.27    13.83
 Morningstar Large Value Category Average                              12.91    12.91     5.63     4.35    11.35

MIDCAP VALUE FUND INSTITUTIONAL/ (2)/                                  16.58    16.58    11.20      N/A      N/A     10.12
Principal Global Investors Mid Cap Value Composite                                                 8.85    12.48
 Russell Midcap Value Index                                            23.71    23.71    15.56    13.48    15.72
 Morningstar Mid-Cap Value Category Average                            17.90    17.90    11.13    11.41    13.40

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL/ (//3//)/                   10.38    10.38     4.62      N/A      N/A      2.00
T. Rowe Price U.S. Structured Research Strategy /(//4//)//(//5//)/     12.56    12.56     5.27    -0.02      N/A
 S&P 500 Index                                                         10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                               9.96     9.96     2.93    -1.77    10.42

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL/ (2)/                     11.05    11.05     2.20      N/A      N/A     -0.83
Goldman Sachs Large Cap Blend Composite /(//6//)/                                         4.73    -1.34    12.71
Wellington LargeCap Blend Composite /(//7//)/                                             0.17    -3.90    11.20
 S&P 500 Index                                                         10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                               9.96     9.96     2.93    -1.77    10.42
                                                                      --------------------------------------------------------

/(1) /Fund's inception 12/30/02
/(2) /Institutional Class Shares inception 03/01/01
/(//3//) /Fund's inception 12/06/00
/(//4//) /T. Rowe Price began sub-advising 03/09/04
/(//5//) /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
/(//6//) /Goldman Sachs began sub-advising 12/16/02
/(//7//) /Wellington began sub-advising 12/16/02
                                                                                                    ANNUAL PERFORMANCE
                                                                                                 (YEAR ENDED DECEMBER 31)


                                                                              2004     2003      2002      2001
                                                                             --------------------------------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL/(1)/                            12.84    28.32
 S&P 500 Index                                                                10.87    28.67    -11.88     -9.11
 Morningstar Large Blend Category Average                                      9.96    26.72    -13.68     -6.97

LARGECAP GROWTH FUND INSTITUTIONAL/ (2)/                                       9.35    24.89    -28.30
Columbus Circle Investors Large Capitalization Composite                      10.46    29.69    -25.27    -26.56
 Russell 1000 Growth Index                                                     6.30    29.76    -27.88    -20.42
 Morningstar Large Growth Category Average                                     7.64    28.55    -27.73    -23.63

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL/ (2)/                               10.67    28.06    -22.27
Principal Global Investors S&P 500 Index Composite                                                        -12.30
 S&P 500 Index                                                                10.87    28.67    -22.11    -11.88
 Morningstar Large Blend Category Average                                      9.96    26.72    -22.02    -13.68

LARGECAP VALUE FUND INSTITUTIONAL/ (2)/                                       12.40    25.48    -12.92
Principal Global Investors Large Cap Value Composite                                                       -8.30
 Russell 1000 Value Index                                                     16.49    30.03    -15.52     -5.59
 Morningstar Large Value Category Average                                     12.91    28.40    -18.92     -5.37

MIDCAP VALUE FUND INSTITUTIONAL/ (2)/                                         16.58    28.21     -8.01
Principal Global Investors Mid Cap Value Composite                                                          3.67
 Russell Midcap Value Index                                                   23.71    38.06     -9.65      2.34
 Morningstar Mid-Cap Value Category Average                                   17.90    34.38    -12.91      6.40

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL/ (//3//)/                          10.38    23.93    -16.28     -7.13
T. Rowe Price U.S. Structured Research Strategy /(//4//)//(//5//)/            12.56    32.17    -21.47     -9.28
 S&P 500 Index                                                                10.87    28.67    -22.11    -11.88
 Morningstar Large Blend Category Average                                      9.96    26.72    -22.02    -13.68

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL/ (2)/                            11.05    27.98    -24.89
Goldman Sachs Large Cap Blend Composite /(//6//)/                                                         -10.54
Wellington LargeCap Blend Composite /(//7//)/                                                             -12.79
 S&P 500 Index                                                                10.87    28.67    -22.11    -11.88
 Morningstar Large Blend Category Average                                      9.96    26.72    -22.02    -13.68
                                                                             --------------------------------------

/(1) /Fund's inception 12/30/02
/(2) /Institutional Class Shares inception 03/01/01
/(//3//) /Fund's inception 12/06/00
/(//4//) /T. Rowe Price began sub-advising 03/09/04
/(//5//) /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
/(//6//) /Goldman Sachs began sub-advising 12/16/02
/(//7//) /Wellington began sub-advising 12/16/02




                                                                       2000   1999   1998   1997   1996    1995
                                                                      -------------------------------------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL/(1)/
 S&P 500 Index                                                         21.04  28.58  33.36  22.96  37.58    1.32
 Morningstar Large Blend Category Average                              19.72  21.95  27.43  20.37  31.99   -1.08

LARGECAP GROWTH FUND INSTITUTIONAL/ (2)/
Columbus Circle Investors Large Capitalization Composite                2.99  35.30  40.75  24.61  18.68   28.61
 Russell 1000 Growth Index                                            -22.42  33.16  38.71  30.49  23.12   37.19
 Morningstar Large Growth Category Average                            -14.09  39.72  33.56  25.00  18.95   32.27

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL/ (2)/
Principal Global Investors S&P 500 Index Composite                     -9.44  20.62  28.18  32.89  22.51   37.07
 S&P 500 Index                                                         -9.11  21.04  28.58  33.36  22.96   37.58
 Morningstar Large Blend Category Average                              -6.97  19.72  21.95  27.43  20.37   31.99

LARGECAP VALUE FUND INSTITUTIONAL/ (2)/
Principal Global Investors Large Cap Value Composite                    3.88  -7.12  18.04  28.94  22.18
 Russell 1000 Value Index                                               7.02   7.35  15.63  35.18  21.64   38.35
 Morningstar Large Value Category Average                               5.47   6.63  13.10  27.01  20.79   32.28

MIDCAP VALUE FUND INSTITUTIONAL/ (2)/
Principal Global Investors Mid Cap Value Composite                      6.32  -7.36   3.25  35.49  16.03   41.18
 Russell Midcap Value Index                                            19.18  -0.11   5.09  34.37  20.26   34.93
 Morningstar Mid-Cap Value Category Average                            16.82   7.78   3.92  26.04  20.50   29.27

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL/ (//3//)/
T. Rowe Price U.S. Structured Research Strategy /(//4//)//(//5//)/     -5.55
 S&P 500 Index                                                         -9.11  21.04  28.58  33.36  22.96   37.58
 Morningstar Large Blend Category Average                              -6.97  19.72  21.95  27.43  20.37   31.99

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL/ (2)/
Goldman Sachs Large Cap Blend Composite /(//6//)/                      -9.05  22.28  27.00  33.36  24.62   37.48
Wellington LargeCap Blend Composite /(//7//)/                          -6.49  20.67  33.73  31.37  24.24   33.94
 S&P 500 Index                                                         -9.11  21.04  28.58  33.36  22.96   37.58
 Morningstar Large Blend Category Average                              -6.97  19.72  21.95  27.43  20.37   31.99
                                                                      -------------------------------------------

/(1) /Fund's inception 12/30/02
/(2) /Institutional Class Shares inception 03/01/01
/(//3//) /Fund's inception 12/06/00
/(//4//) /T. Rowe Price began sub-advising 03/09/04
/(//5//) /The performance information provided by T. Rowe Associates,       ("T. Rowe") is not that of a composite, but is the total
return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
/(//6//) /Goldman Sachs began sub-advising 12/16/02
/(//7//) /Wellington began sub-advising 12/16/02

PERFORMANCE RESULTS - MODERATE FUNDS


                                                                                        AVERAGE ANNUAL PERFORMANCE
                                                                                       (THROUGH DECEMBER 31, 2004)


                                                                         YTD       1 YR      3 YR      5 YR     10 YR
                                                                       --------------------------------------------------
PARTNERS LARGECAP GROWTH FUND INSTITUTIONAL /(1)/                        2.67      2.67       N/A       N/A       N/A
GMO Growth Composite/ //(//2//)/                                         4.66      4.66      1.13     -6.55     11.48
 Russell 1000 Growth Index                                               6.30      6.30     -0.18     -9.29      9.59
 S&P 500 Index                                                          10.87     10.87      3.58     -2.30     12.07
 Morningstar Large Growth Category Average                               7.64      7.64      0.01     -7.64      9.00

PARTNERS LARGECAP GROWTH FUND I INSTITUTIONAL/ //(3)/                    9.25      9.25     -0.72       N/A       N/A
T. Rowe Price Institutional Large Cap Growth Strategy Composite/ /
/(4)//(5)/                                                              11.09     11.09      4.92       N/A       N/A
 Russell 1000 Growth Index                                               6.30      6.30     -0.18     -9.29      9.59
 Morningstar Large Growth Category Average                               7.64      7.64      0.01     -7.64      9.00

PARTNERS LARGECAP GROWTH FUND II INSTITUTIONAL/ (//3//)/                 9.31      9.31      0.68       N/A       N/A
American Century Large Cap Growth Equity Composite                                                    -6.84      8.73
 Russell 1000 Growth Index                                               6.30      6.30     -0.18     -9.29      9.59
 Morningstar Large Growth Category Average                               7.64      7.64      0.01     -7.64      9.00

PARTNERS LARGECAP VALUE FUND INSTITUTIONAL/ (//3//)/                    13.32     13.32      7.68       N/A       N/A
Bernstein Diversified Value Composite                                                                  9.05       N/A
 Russell 1000 Value Index                                               16.49     16.49      8.57      5.27     13.83
 Morningstar Large Value Category Average                               12.91     12.91      5.63      4.35     11.35

PARTNERS LARGECAP VALUE FUND I INSTITUTIONAL/ (//6//)/                              N/A       N/A       N/A       N/A
UBS U.S. Large Cap Value Equity Composite                               13.85     13.85      7.97      8.61       N/A
 Russell 1000 Value Index                                               16.49     16.49      8.57      5.27     13.83
 Morningstar Large Value Category Average                               12.91     12.91      5.63      4.35     11.35

PARTNERS LARGECAP VALUE FUND II INSTITUTIONAL/ (//7//)/                             N/A       N/A       N/A       N/A
American Century Large Cap Value Composite                              14.30     14.30      8.34      8.37       N/A
 Russell 1000 Value Index                                               16.49     16.49      8.57      5.27     13.83
 Morningstar Large Value Category Average                               12.91     12.91      5.63      4.35     11.35

PARTNERS MIDCAP VALUE FUND INSTITUTIONAL/ (//3//)/                      22.56     22.56     14.50       N/A       N/A
Neuberger Berman MidCap Value Composite                                                               13.87     15.56
 Russell Midcap Value Index                                             23.71     23.71     15.56     13.48     15.72
 Morningstar Mid-Cap Value Category Average                             17.90     17.90     11.13     11.41     13.40

PARTNERS MIDCAP VALUE FUND I INSTITUTIONAL/ (//8//)/                    25.69     25.69       N/A       N/A       N/A
Goldman Sachs Mid Cap Value Composite                                             25.88     15.40     17.95       N/A
 Russell Midcap Value Index                                             23.71     23.71     15.56     13.48     15.72
 Morningstar Mid-Cap Value Category Average                             17.90     17.90     11.13     11.41     13.40
                                                                       --------------------------------------------------

/(1) /Fund's inception 12/30/02
/(2) /GMO began sub-advising 03/09/04
/(//3//) /Fund's Inception 12/06/00
/(//4//) /T. Rowe Price began sub-advising 08/24/2004.
/(//5//) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
/(//6//) /Fund's inception 06/01/04
/(//7//)// /Fund's inception 11/13/04
/(//8//) /Fund's inception 12/29/03
                                                                                                           ANNUAL PERFORMANCE
                                                                                                        (YEAR ENDED DECEMBER 31)

                                                                        LIFE OF
                                                                          FUND               2004      2003      2002
                                                                       ------------        -------------------------------
PARTNERS LARGECAP GROWTH FUND INSTITUTIONAL /(1)/                        12.58               2.67     23.50
GMO Growth Composite/ //(//2//)/                                                             4.66     28.27     -22.94
 Russell 1000 Growth Index                                                                   6.30     29.76     -20.42
 S&P 500 Index                                                                              10.87     28.67     -11.88
 Morningstar Large Growth Category Average                                                   7.64     28.55     -23.63

PARTNERS LARGECAP GROWTH FUND I INSTITUTIONAL/ //(3)/                    -5.63               9.25     24.01     -27.76
T. Rowe Price Institutional Large Cap Growth Strategy Composite/ /                          11.09     38.52     -24.94
/(4)//(5)/
 Russell 1000 Growth Index                                                                   6.30     29.76     -27.88
 Morningstar Large Growth Category Average                                                   7.64     28.55     -27.73

PARTNERS LARGECAP GROWTH FUND II INSTITUTIONAL/ (//3//)/                 -5.64               9.31     26.08     -25.95
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index                                                                   6.30     29.76     -27.88
 Morningstar Large Growth Category Average                                                   7.64     28.55     -27.73

PARTNERS LARGECAP VALUE FUND INSTITUTIONAL/ (//3//)/                      8.27              13.32     27.48     -13.58
Bernstein Diversified Value Composite
 Russell 1000 Value Index                                                                   16.49     30.03     -15.52
 Morningstar Large Value Category Average                                                   12.91     28.40     -18.92

PARTNERS LARGECAP VALUE FUND I INSTITUTIONAL/ (//6//)/                   12.63
UBS U.S. Large Cap Value Equity Composite                                                   13.85     31.18     -14.45
 Russell 1000 Value Index                                                                   16.49     30.03     -15.52
 Morningstar Large Value Category Average                                                   12.91     28.40     -18.92

PARTNERS LARGECAP VALUE FUND II INSTITUTIONAL/ (//7//)/                   0.10
American Century Large Cap Value Composite                                                  14.30     29.94     -12.73
 Russell 1000 Value Index                                                                   16.49     30.03     -15.52
 Morningstar Large Value Category Average                                                   12.91     28.40     -18.92

PARTNERS MIDCAP VALUE FUND INSTITUTIONAL/ (//3//)/                       11.72              22.56     35.96      -9.91
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                                 23.71     38.06      -9.65
 Morningstar Mid-Cap Value Category Average                                                 17.90     34.38     -12.91

PARTNERS MIDCAP VALUE FUND I INSTITUTIONAL/ (//8//)/                     25.57              25.69
Goldman Sachs Mid Cap Value Composite                                                                 28.16      -4.72
 Russell Midcap Value Index                                                                 23.71     38.06      -9.65
 Morningstar Mid-Cap Value Category Average                                                 17.90     34.38     -12.91
                                                                       ------------        -------------------------------

/(1) /Fund's inception 12/30/02
/(2) /GMO began sub-advising 03/09/04
/(//3//) /Fund's Inception 12/06/00
/(//4//) /T. Rowe Price began sub-advising 08/24/2004.
/(//5//) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
/(//6//) /Fund's inception 06/01/04
/(//7//)// /Fund's inception 11/13/04
/(//8//) /Fund's inception 12/29/03




                                                                         2001      2000   1999    1998   1997   1996    1995
                                                                       -------------------------------------------------------
PARTNERS LARGECAP GROWTH FUND INSTITUTIONAL /(1)/
GMO Growth Composite/ //(//2//)/                                        -21.51    -12.21  39.04   37.30  29.35  20.39   39.85
 Russell 1000 Growth Index                                              -22.42     33.16  38.71   30.49  23.12  37.19    2.66
 S&P 500 Index                                                           -9.11     21.04  28.58   33.36  22.96  37.58    1.32
 Morningstar Large Growth Category Average                              -14.09     39.72  33.56   25.00  18.95  32.27   -2.32

PARTNERS LARGECAP GROWTH FUND I INSTITUTIONAL/ //(3)/                   -14.32
T. Rowe Price Institutional Large Cap Growth Strategy Composite/ /
/(4)//(5)/
 Russell 1000 Growth Index                                              -20.42    -22.42  33.16   38.71  30.49  23.12   37.19
 Morningstar Large Growth Category Average                              -23.63    -14.09  39.72   33.58  25.00  18.95   32.27

PARTNERS LARGECAP GROWTH FUND II INSTITUTIONAL/ (//3//)/                -17.88
American Century Large Cap Growth Equity Composite                                -14.71  34.68   36.77  29.28  14.92   20.35
 Russell 1000 Growth Index                                              -20.42    -22.42  33.16   38.71  30.49  23.12   37.19
 Morningstar Large Growth Category Average                              -23.63    -14.09  39.72   33.58  25.00  18.95   32.27

PARTNERS LARGECAP VALUE FUND INSTITUTIONAL/ (//3//)/                      5.53
Bernstein Diversified Value Composite                                              13.80
 Russell 1000 Value Index                                                -5.59      7.02   7.35   15.63  35.18  21.64   38.35
 Morningstar Large Value Category Average                                -5.37      5.47   6.63   13.10  27.01  20.79   32.28

PARTNERS LARGECAP VALUE FUND I INSTITUTIONAL/ (//6//)/
UBS U.S. Large Cap Value Equity Composite                                 3.55     17.71  -0.24    3.46
 Russell 1000 Value Index                                                -5.59      7.02   7.35   15.63  35.18  21.64   38.35
 Morningstar Large Value Category Average                                -5.37      5.47   6.63   13.10  27.01  20.79   32.28

PARTNERS LARGECAP VALUE FUND II INSTITUTIONAL/ (//7//)/
American Century Large Cap Value Composite                                8.20     10.93
 Russell 1000 Value Index                                                -5.59      7.02   7.35   15.63  35.18  21.64   38.35
 Morningstar Large Value Category Average                                -5.37      5.47   6.63   13.10  27.01  20.79   32.28

PARTNERS MIDCAP VALUE FUND INSTITUTIONAL/ (//3//)/                       -1.78
Neuberger Berman MidCap Value Composite                                            29.70   8.04  -10.66  32.66  28.08   35.23
 Russell Midcap Value Index                                               2.34     19.18  -0.11    5.09  34.37  20.26   34.93
 Morningstar Mid-Cap Value Category Average                               6.40     16.82   7.78    3.92  26.04  20.50   29.27

PARTNERS MIDCAP VALUE FUND I INSTITUTIONAL/ (//8//)/
Goldman Sachs Mid Cap Value Composite                                    12.38     32.25  -0.08   -5.55  36.02  21.41
 Russell Midcap Value Index                                               2.34     19.18  -0.11    5.09  34.37  20.26   34.93
 Morningstar Mid-Cap Value Category Average                               6.40     16.82   7.78    3.92  26.04  20.50   29.27
                                                                       -------------------------------------------------------

/(1) /Fund's inception 12/30/02
/(2) /GMO began sub-advising 03/09/04
/(//3//) /Fund's Inception 12/06/00
/(//4//) /T. Rowe Price began sub-advising 08/24/2004.
/(//5//) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
/(//6//) /Fund's inception 06/01/04
/(//7//)// /Fund's inception 11/13/04
/(//8//) /Fund's inception 12/29/03

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
MIDCAP BLEND FUND
INSTITUTIONAL/ (1)/     17.65  17.65  12.63    N/A    N/A   10.21        17.65
Principal Global
Investors Mid Cap                                                    -
Blend Composite                               9.44  13.83
 Russell Midcap Index   20.22  20.22  12.17   7.59  14.50                20.22
 Morningstar Mid-Cap
 Blend Category
 Average                16.00  16.00   9.81   7.18  13.16                16.00

MIDCAP GROWTH FUND
INSTITUTIONAL/ (1)/     10.47  10.47  -4.43    N/A    N/A   -7.13        10.47
Columbus Circle
Investors Mid
Capitalization
Composite               17.98  17.98   9.66   1.47  15.49                17.98
 Russell Midcap Growth
 Index                  15.48  15.48   6.16  -3.36  11.23                15.48
 Morningstar Mid-Cap
 Growth Category
 Average                12.93  12.93   3.68  -3.42  10.25                12.93

MIDCAP S&P 400 INDEX
FUND INSTITUTIONAL/
(1)/                    16.18  16.18   9.99    N/A    N/A    8.72        16.18
 S&P MidCap 400 Index   16.47  16.47  10.51   9.53  16.09                16.47
 Morningstar Mid-Cap
 Blend Category
 Average                16.00  16.00   9.81   7.18  13.16                16.00

PARTNERS MIDCAP GROWTH
FUND INSTITUTIONAL/
(1)/                    12.30  12.30   4.37    N/A    N/A    0.00        12.30
Turner Midcap Growth
Composite                                    -5.85    N/A
 Russell Midcap Growth
 Index                  15.48  15.48   6.16  -3.36  11.23                15.48
 Morningstar Mid-Cap
 Growth Category
 Average                12.93  12.93   3.68  -3.42  10.25                12.93

PARTNERS MIDCAP GROWTH
FUND I INSTITUTIONAL/
(2)/                    11.99  11.99    N/A    N/A    N/A   12.10        11.99
Mellon Mid Cap Growth
Composite                      12.15   5.25    N/A    N/A
 Russell Midcap Growth
 Index                  15.48  15.48   6.16  -3.36  11.23                15.48
 Morningstar Mid-Cap
 Growth Category
 Average                12.93  12.93   3.68  -3.42  10.25                12.93

PARTNERS MIDCAP GROWTH
FUND II INSTITUTIONAL/
(//3//)/                         N/A    N/A    N/A    N/A   -0.10
Fidelity Mid Cap
Growth Composite        16.23  16.23   4.34    N/A    N/A                16.23
 Russell Midcap Growth
 Index                  15.48  15.48   6.16  -3.36  11.23                15.48
 Morningstar Mid-Cap
 Growth Category
 Average                12.93  12.93   3.68  -3.42  10.25                12.93

PARTNERS SMALLCAP
BLEND FUND
INSTITUTIONAL/(//4//)/  22.46  22.46    N/A    N/A    N/A   33.00        22.46
Mellon SmallCap Blend                                                -
Composite                             17.00  13.01    N/A
 S&P SmallCap 600
 Index                  22.64  22.64  13.26  11.59  14.28                22.64
 Morningstar Small
 Blend Category
 Average                18.86  18.86  12.51  11.84  13.10                18.86

PARTNERS SMALLCAP
GROWTH FUND I
INSTITUTIONAL/
(//5//)/                14.61  14.61   0.15    N/A    N/A   -2.56        14.61
Alliance Capital Small
Cap Growth Composite
/(//6//)/                              6.13   4.76  14.92
 Russell 2000 Growth
 Index                  14.31  14.31   5.79  -3.57   7.12                14.31
 Morningstar Small
 Growth Category
 Average                12.09  12.09   4.89  -0.55  10.24                12.09

PARTNERS SMALLCAP
GROWTH FUND II
INSTITUTIONAL/
(//5//)/                11.08  11.08   6.70    N/A    N/A   -3.95        11.08
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//7//)/                              9.88   8.01  13.11
Emerald Diversified
Small Cap Growth
Composite /(//8//)/                    3.37  -5.03  11.95
 Russell 2000 Growth
 Index                  14.31  14.31   5.79  -3.57   7.12                14.31
 Morningstar Small
 Growth Category
 Average                12.09  12.09   4.89  -0.55  10.24                12.09

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL/
(//9//)/                         N/A    N/A    N/A    N/A    8.20
Mazama Small-Mid Cap
Growth Composite         9.39   9.39   7.66    N/A    N/A                 9.39
 Russell 2500 Growth
 Index                  14.59  14.59   5.93  -2.32   9.66                14.59
 Morningstar Small
 Growth Category
 Average                12.09  12.09   4.89  -0.55  10.24                12.09

 /(1) /Institutional
 Class Shares
 inception 03/01/01
 /(2) /Fund's
 inception 12/29/03
 /(//3//)/ Fund's
 operations began
 12/29/04
 /(//4//) /Fund's
 inception 12/30/02
 /(//5//) /Fund's
 inception 12/06/00
 /(//6//) /Alliance
 began sub-advising
 03/31/03
 /(//7//) /UBS began
 sub-advising 04/22/02
 /(//8//)/ Emerald
 Advisers Inc. began
 as co-sub-advisor
 on 09/01/04
 /(//9//) /Fund's
 inception 06/01/04
                        --------------------------------------------     -------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000    1999    1998   1997   1996    1995
                        --------------------------------------------------------------------
MIDCAP BLEND FUND       32.67   -8.47
INSTITUTIONAL/ (1)/
Principal Global                        -3.49   13.49   12.37    4.72  24.95  18.66   33.39
Investors Mid Cap
Blend Composite
 Russell Midcap Index   40.08  -16.19   -5.63    8.25   18.23   10.09  29.01  19.00   34.46
 Morningstar Mid-Cap    36.42  -17.08   -4.96    3.37   18.70    6.77  26.45  20.44   28.71
 Blend Category
 Average

MIDCAP GROWTH FUND      32.75  -40.47
INSTITUTIONAL/ (1)/
Columbus Circle         34.80  -17.06  -22.32    4.98   70.47   26.18  17.32  17.50   32.48
Investors Mid
Capitalization
Composite
 Russell Midcap Growth  42.72  -27.40  -20.16  -11.74   51.29   17.86  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    36.09  -27.53  -21.28   -6.90   63.90   17.51  17.05  16.99   34.79
 Growth Category
 Average

MIDCAP S&P 400 INDEX    35.15  -15.26
FUND INSTITUTIONAL/
(1)/
 S&P MidCap 400 Index   35.59  -14.53   -0.60   17.51   14.72   19.11  32.25  19.20   30.95
 Morningstar Mid-Cap    36.42  -17.08   -4.96    3.37   18.70    6.77  26.45  20.44   28.71
 Blend Category
 Average

PARTNERS MIDCAP GROWTH  48.59  -31.87
FUND INSTITUTIONAL/
(1)/
Turner Midcap Growth                   -28.17   -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  42.72  -27.40  -20.16  -11.74   51.29   17.86  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    36.09  -27.53  -21.28   -6.90   63.90   17.51  17.05  16.99   34.79
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND I INSTITUTIONAL/
(2)/
Mellon Mid Cap Growth   40.70  -26.12  -16.73
Composite
 Russell Midcap Growth  42.72  -27.40  -20.16  -11.74   51.29   17.86  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    36.09  -27.53  -21.28   -6.90   63.90   17.51  17.05  16.99   34.79
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND II INSTITUTIONAL/
(//3//)/
Fidelity Mid Cap        40.60  -30.49
Growth Composite
 Russell Midcap Growth  42.72  -27.40  -20.16  -11.74   51.29   17.86  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    36.09  -27.53  -21.28   -6.90   63.90   17.51  17.05  16.99   34.79
 Growth Category
 Average

PARTNERS SMALLCAP       44.41
BLEND FUND
INSTITUTIONAL/(//4//)/
Mellon SmallCap Blend          -10.78    4.97    9.66   13.60   -4.27
Composite
 S&P SmallCap 600       38.77  -14.63    6.54   11.80   12.40   -1.31  25.58  21.32   29.97
 Index
 Morningstar Small      42.77  -16.17    8.41   12.84   18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

PARTNERS SMALLCAP       47.36  -40.51  -13.93
GROWTH FUND I
INSTITUTIONAL/
(//5//)/
Alliance Capital Small         -30.69  -10.98   18.34   28.96   -3.69  21.79  36.48   54.00
Cap Growth Composite
/(//6//)/
 Russell 2000 Growth    48.53  -30.25   -9.23  -22.43   43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

PARTNERS SMALLCAP       45.09  -24.63  -20.45
GROWTH FUND II
INSTITUTIONAL/
(//5//)/
UBS U.S. Small                                  24.24   45.42  -10.81  22.93  18.54   23.44
Capitalization Growth
Equity Composite
/(//7//)/
Emerald Diversified                            -25.36  100.03  -10.59  26.20  21.05   46.51
Small Cap Growth
Composite /(//8//)/
 Russell 2000 Growth    48.53  -30.25   -9.23  -22.43   43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL/
(//9//)/
Mazama Small-Mid Cap    77.55  -35.00    1.88
Growth Composite
 Russell 2500 Growth    46.32  -29.09  -10.83  -16.09   55.48    3.10  14.76  15.07   33.54
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

 /(1) /Institutional
 Class Shares
 inception 03/01/01
 /(2) /Fund's
 inception 12/29/03
 /(//3//)/ Fund's
 operations began
 12/29/04
 /(//4//) /Fund's
 inception 12/30/02
 /(//5//) /Fund's
 inception 12/06/00
 /(//6//) /Alliance
 began sub-advising
 03/31/03
 /(//7//) /UBS began
 sub-advising 04/22/02
 /(//8//)/ Emerald
 Advisers Inc. began
 as co-sub-advisor
 on 09/01/04
 /(//9//) /Fund's
 inception 06/01/04     --------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE
INSTITUTIONAL/(1)/      17.92  17.92  13.46    N/A    N/A   14.59        17.92
Ark Asset Small Cap                                                  -
Value Composite                              19.23  18.57
 Russell 2000 Value
 Index                  22.25  22.25  16.50  17.23  15.17                22.25
 Morningstar Small
 Value Category
 Average                20.58  20.58  15.53  15.81  15.01                20.58

PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL/(2)/      23.18  23.18    N/A    N/A    N/A   36.47        23.18
JPMorgan Program US
Structured Small Cap
Value Equity
Composite                             19.66  17.85    N/A
 Russell 2000 Value
 Index                  22.25  22.25  16.50  17.23  15.17                22.25
 Morningstar Small
 Value Category
 Average                20.58  20.58  15.53  15.81  15.01                20.58

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL/
(//3//)/                         N/A    N/A    N/A    N/A   17.45
Dimensional US Small
Cap Value Composite     25.38  25.38  21.94  19.37  18.04                25.38
 Russell 2000 Value
 Index                  22.25  22.25  16.50  17.23  15.17                22.25
 Morningstar Small
 Value Category
 Average                20.58  20.58  15.53  15.81  15.01                20.58

REAL ESTATE SECURITIES
FUND
INSTITUTIONAL/(//4//)/  34.11  34.11  26.03    N/A    N/A   23.49        34.11
Principal Capital -
REI Real Estate
Composite                                    23.58    N/A
 Morgan Stanley REIT
 Index                  31.49  31.49  23.06  21.67  14.42                31.49
 Morningstar Specialty
 - Real Estate
 Category Average       31.88  31.88  23.62  21.36  15.10                31.88

SMALLCAP BLEND FUND
INSTITUTIONAL/(//4//)/  16.46  16.46  11.34    N/A    N/A   12.14        16.46
Principal Global
Investors Small                                                      -
Company Blend
Composite                                    11.92    N/A
 Russell 2000 Index     18.33  18.33  11.48   6.61  11.54                18.33
 Morningstar Small
 Blend Category
 Average                18.86  18.86  12.51  11.84  13.10                18.86

SMALLCAP GROWTH FUND
INSTITUTIONAL/
(//4//)/                14.70  14.70   1.16    N/A    N/A    0.38        14.70
Principal Global
Investors Small
Company Growth
Composite                                    -7.31    N/A
 Russell 2000 Growth
 Index                  14.31  14.31   5.79  -3.57   7.12                14.31
 Morningstar Small
 Growth Category
 Average                12.09  12.09   4.89  -0.55  10.24                12.09

SMALLCAP S&P 600 INDEX
FUND INSTITUTIONAL/
(//4//)/                22.34  22.34  12.90    N/A    N/A   12.33        22.34
 S&P SmallCap 600
 Index                  22.64  22.64  13.26  11.59  14.28                22.64
 Morningstar Small
 Blend Category
 Average                18.86  18.86  12.51  11.84  13.10                18.86

SMALLCAP VALUE FUND
INSTITUTIONAL/
(//4//)/                19.96  19.96  18.83    N/A    N/A   17.59        19.96
Principal Global
Investors Small Cap
Value Composite                              15.79    N/A
 Russell 2000 Value
 Index                  22.25  22.25  16.50  17.23  15.17                22.25
 Morningstar Small
 Value Category
 Average                20.58  20.58  15.53  15.81  15.01                20.58

/(1)/ Fund's inception
03/01/01
/(2) /Fund's inception
12/30/02
/(//3//)/ Fund's
inception 06/01/04
/(//4//)
/Institutional Class
Shares inception
03/01/01
                        --------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                        2003    2002   2001    2000   1999    1998   1997   1996    1995
                        ------------------------------------------------------------------
PARTNERS SMALLCAP       37.88  -10.16
VALUE
INSTITUTIONAL/(1)/
Ark Asset Small Cap                    21.50   33.67   6.05   -1.89  32.41  24.03   33.78
Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

PARTNERS SMALLCAP       50.27
VALUE FUND I
INSTITUTIONAL/(2)/
JPMorgan Program US             -7.85   8.51   22.45   4.56   -4.78
Structured Small Cap
Value Equity
Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL/
(//3//)/
Dimensional US Small    59.39   -9.27  22.63    9.01  13.04   -7.28  30.75  22.32   29.29
Cap Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

REAL ESTATE SECURITIES  38.38    7.86
FUND
INSTITUTIONAL/(//4//)/
Principal Capital -                     8.73   31.15  -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT    36.74    3.64  12.83   26.81  -4.55  -16.90  18.58  35.89   12.90
 Index
 Morningstar Specialty  36.89    4.10   8.93   25.83  -3.35  -15.79  23.05  31.68   15.17
 - Real Estate
 Category Average

SMALLCAP BLEND FUND     42.91  -17.07
INSTITUTIONAL/(//4//)/
Principal Global                        1.79   19.86  12.50  -11.27  15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index     47.25  -20.48   2.49   -3.02  21.26   -2.55  22.36  16.50   28.45
 Morningstar Small      42.77  -16.17   8.41   12.84  18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP GROWTH FUND    48.44  -39.19
INSTITUTIONAL/
(//4//)/
Principal Global                       -0.41  -33.86  66.37   -2.47  34.77  14.19
Investors Small
Company Growth
Composite
 Russell 2000 Growth    48.53  -30.25  -9.23  -22.43  43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42  -9.02   -5.71  61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

SMALLCAP S&P 600 INDEX  38.24  -14.90
FUND INSTITUTIONAL/
(//4//)/
 S&P SmallCap 600       38.77  -14.63   6.54   11.80  12.40   -1.31  25.58  21.32   29.97
 Index
 Morningstar Small      42.77  -16.17   8.41   12.84  18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP VALUE FUND     43.64   -2.63
INSTITUTIONAL/
(//4//)/
Principal Global                        8.93   12.05  -8.92   -6.03  33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

/(1)/ Fund's inception
03/01/01
/(2) /Fund's inception
12/30/02
/(//3//)/ Fund's
inception 06/01/04
/(//4//)
/Institutional Class
Shares inception
03/01/01                ------------------------------------------------------------------

PERFORMANCE RESULTS - DYNAMIC FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
DIVERSIFIED
INTERNATIONAL FUND
INSTITUTIONAL/ (1)/     20.23  20.23  10.44    N/A   N/A     3.14        20.23
Principal Global
Investors
International Large
Cap Composite                                -0.79  8.02
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND             20.25  20.25  11.89  -1.13  5.62                 20.25
 Morningstar Foreign
 Large Blend Category
 Average                17.59  17.59   9.42  -2.93  6.39                 17.59

INTERNATIONAL EMERGING
MKTS. FUND
INSTITUTIONAL/ (1)/     25.91  25.91  22.57    N/A   N/A    15.83        25.91
Principal Global
Investors
International Emerging
Markets Equity
Composite                                     5.08  9.98
 MSCI Emerging Markets
 Free Index - ID        22.45  22.45  19.54   2.09  0.98                 22.45
 Morningstar
 Diversified Emerging
 Markets Category
 Average                23.75  23.75  22.17   4.29  4.71                 23.75

INTERNATIONAL GROWTH
FUND INSTITUTIONAL/
(2)/                    22.78  22.78  12.67    N/A   N/A     2.93        22.78
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND             20.25  20.25  11.89  -1.13  5.62                 20.25
 Morningstar Foreign
 Large Growth Category
 Average                15.58  15.58   7.92  -5.72  5.18                 15.58

PARTNERS GLOBAL EQUITY
FUND
INSTITUTIONAL/(//3//)/    N/A    N/A    N/A    N/A   N/A      N/A
JP Morgan Global
Equity (Segment)
Composite               12.98  12.98   6.87  -1.28   N/A                 12.98
 MSCI World Index - ND  14.72  14.72   6.94  -2.46  8.07                 14.72
 Morningstar Foreign
 Large Growth Category
 Average                15.58  15.58   7.92  -5.72  5.18                 15.58

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL/
(//4//)/                20.49  20.49    N/A    N/A   N/A    20.97        20.49
Fidelity International
Composite                      20.51  13.01   0.00  7.42
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND             20.25  20.25  11.89  -1.13  5.62                 20.25
 Morningstar Foreign
 Large Blend Category
 Average                17.59  17.59   9.42  -2.93  6.39                 17.59

/(1) /Institutional
Class Shares inception
03/01/01
/(2) /Fund's inception
12/06/00
/(3) /Fund's inception
03/01/05
/(//4//) /Fund's
inception 12/29/03

                        --------------------------------------------     -------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000   1999    1998    1997   1996    1995
                        --------------------------------------------------------------------
DIVERSIFIED             33.98  -16.38
INTERNATIONAL FUND
INSTITUTIONAL/ (1)/
Principal Global                       -24.79   -7.57  25.78   10.47   12.43  24.54   14.07
Investors
International Large
Cap Composite
 MSCI EAFE (Europe,     38.59  -15.94  -21.44  -14.17  26.96   20.00    1.78   6.05   11.21
 Australia, Far East)
 Index - ND
 Morningstar Foreign    33.32  -16.91  -21.83  -16.02  40.08   13.55    5.99  12.31   10.76
 Large Blend Category
 Average

INTERNATIONAL EMERGING  56.95   -6.82
MKTS. FUND
INSTITUTIONAL/ (1)/
Principal Global                        -3.66  -28.63  63.25  -17.59   11.38  25.57    7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets  51.59   -7.97   -4.91  -31.86  63.70  -27.52  -13.41   3.92   -6.95
 Free Index - ID
 Morningstar            55.30   -5.90   -3.73  -31.11  71.86  -27.03   -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average

INTERNATIONAL GROWTH    38.97  -16.18  -21.06
FUND INSTITUTIONAL/
(2)/
 MSCI EAFE (Europe,     38.59  -15.94  -21.44  -14.17  26.96   20.00    1.78   6.05   11.21
 Australia, Far East)
 Index - ND
 Morningstar Foreign    33.15  -19.15  -24.36  -20.88  52.48   14.80    6.99  13.88   10.03
 Large Growth Category
 Average

PARTNERS GLOBAL EQUITY
FUND
INSTITUTIONAL/(//3//)/
JP Morgan Global        31.75  -18.01  -12.29  -12.39  25.82   14.61   17.66  15.54
Equity (Segment)
Composite
 MSCI World Index - ND  33.11  -19.89  -16.89  -13.18  24.93   24.34   15.76  13.48   20.72
 Morningstar Foreign    33.15  -19.15  -24.36  -20.88  52.48   14.80    6.99  13.88   10.03
 Large Growth Category
 Average

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL/
(//4//)/
Fidelity International  40.19  -13.21  -19.54  -12.47  36.82   19.03    6.27   8.93   12.85
Composite
 MSCI EAFE (Europe,     38.59  -15.94  -21.44  -14.17  26.96   20.00    1.78   6.05   11.21
 Australia, Far East)
 Index - ND
 Morningstar Foreign    33.32  -19.15  -24.36  -20.88  52.48   14.80    6.99  13.88   10.03
 Large Blend Category
 Average

/(1) /Institutional
Class Shares inception
03/01/01
/(2) /Fund's inception
12/06/00
/(3) /Fund's inception
03/01/05
/(//4//) /Fund's
inception 12/29/03

                        --------------------------------------------------------------------

PERFORMANCE RESULTS - LIFETIME FUNDS




                               AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)

                                                           LIFE
                         YTD   1 YR   3 YR  5 YR   10 YR  OF FUND       2004
                        -------------------------------------------     -------
PRINCIPAL LIFETIME
2010 FUND
INSTITUTIONAL/ (1)/     11.76  11.76  8.25    N/A    N/A   6.67         11.76
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34
 Morningstar
 Conservative
 Allocation Category
 Average                 5.71   5.71  5.12   3.80   7.87                 5.71

PRINCIPAL LIFETIME
2020 FUND
INSTITUTIONAL/ (1)/     12.32  12.32  8.29    N/A    N/A   6.62         12.32
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34
 Morningstar Moderate
 Allocation Category
 Average                 8.62   8.62  4.71   2.17   9.24                 8.62

PRINCIPAL LIFETIME
2030 FUND
INSTITUTIONAL/ (1)/     12.83  12.83  7.76    N/A    N/A   5.95         12.83
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34
 Morningstar Moderate
 Allocation Category
 Average                 8.62   8.62  4.71   2.17   9.24                 8.62

PRINCIPAL LIFETIME
2040 FUND
INSTITUTIONAL/ (1)/     13.00  13.00  7.12    N/A    N/A   5.97         13.00
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34
 Morningstar Moderate
 Allocation Category
 Average                 8.62   8.62  4.71   2.17   9.24                 8.62

PRINCIPAL LIFETIME
2050 FUND
INSTITUTIONAL/ (1)/     13.29  13.29  6.48    N/A    N/A   4.70         13.29
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34
 Morningstar Large
 Blend Category
 Average                 9.96   9.96  2.93  -1.77  10.42                 9.96

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
INSTITUTIONAL/ (1)/     11.06  11.06  7.97    N/A    N/A   6.67         11.06
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34
 Morningstar
 Conservative
 Allocation Category
 Average                 5.71   5.71  5.12   3.80   7.87                 5.71

/(1) /Fund's inception
03/01/01

                        -------------------------------------------     -------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                        2003    2002    2001   2000   1999   1998   1997   1996    1995
                        -----------------------------------------------------------------
PRINCIPAL LIFETIME      18.79   -4.45
2010 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar            12.79   -3.15   -0.81   4.40   7.15  11.63  14.86  10.65   21.46
 Conservative
 Allocation Category
 Average

PRINCIPAL LIFETIME      21.58   -7.00
2020 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      23.31  -10.05
2030 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      24.48  -12.61
2040 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      26.44  -15.72
2050 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Large      26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43  20.37   31.99
 Blend Category
 Average

PRINCIPAL LIFETIME      15.29   -1.69
STRATEGIC INCOME FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar            12.79   -3.15   -0.81   4.40   7.15  11.63  14.86  10.65   21.46
 Conservative
 Allocation Category
 Average

/(1) /Fund's inception
03/01/01

                        -----------------------------------------------------------------

IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged index composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS HIGH YIELD COMPOSITE BOND INDEX is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.


LEHMAN GLOBAL REAL: U.S. TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORGAN STANLEY REIT INDEX is an unmanaged index comprised of the most actively-traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR HIGH YIELD CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer high yields than other types of funds - but they are also more vulnerable to economic and credit risk.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

 ADDITIONAL INFORMATION


Additional information about the Fund's (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2005 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the
Fund's make its SAI and annual and semi-annual reports, free of charge, on http:// www.principal.com. To request other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Capital Preservation Fund or the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572